UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23793)

Tidal Trust II
(Exact name of registrant as specified in charter)

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal Trust II

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204

(Name and address of agent for service)

(844) 986-7700

Registrant’s telephone number, including area code

Date of fiscal year end: January 31

Date of reporting period: July 31, 2025

Item 1. Reports to Stockholders.

Return Stacked Global Stocks & Bonds ETF Tailored Shareholder Report

semi-annual shareholder report July 31, 2025

Return Stacked Global Stocks & Bonds ETF

Ticker: RSSB (Listed on Cboe BZX Exchange, Inc.)

This semi-annual shareholder report contains important information about the Return Stacked Global Stocks & Bonds ETF (the "Fund") for the period February 1, 2025 to July 31, 2025. You can find additional information about the Fund at www.returnstackedetfs.com/rssb-return-stacked-global-stocks-bonds/. You can also request this information by contacting us at (844) 737-3001 or by writing to the Return Stacked Global Stocks & Bonds ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Return Stacked Global Stocks & Bonds ETF	$19	0.37%

Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of July 31, 2025)

Fund Size (Thousands)	$293,333
Number of Holdings	8
Total Advisory Fee	$464,000
Portfolio Turnover Rate	7%

Security Type - Investments &
Other Financial Instruments

(% of Total Net Assets)

Percentages are based on total net assets. Percentages for futures contracts are based unrealized appreciation (depreciation). Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

What did the Fund invest in?

(as of July 31, 2025)

Top Ten Holdings	(% of Total Net Assets)
Vanguard Total Stock Market ETF	55.0
Vanguard Total International Stock ETF	35.0
First American Government Obligations Fund - Class X, 4.22%	5.0
U.S. Treasury Long Bonds Futures Contracts	0.8
S&P 500 Index Futures Contracts	0.5
U.S. Treasury 10 Year Notes Futures Contracts	0.3
U.S. Treasury 5 Year Notes Futures Contracts	0.1
U.S. Treasury 2 Year Notes Futures Contracts	0.0*
*	Less than 0.05% of net assets.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.returnstackedetfs.com/rssb-return-stacked-global-stocks-bonds/.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Return Stacked U.S. Stocks & Managed Futures ETF Tailored Shareholder Report

semi-annual shareholder report July 31, 2025

Return Stacked U.S. Stocks & Managed Futures ETF

Ticker: RSST (Listed on Cboe BZX Exchange, Inc.)

This semi-annual shareholder report contains important information about the Return Stacked U.S. Stocks & Managed Futures ETF (the "Fund") for the period February 1, 2025 to July 31, 2025. You can find additional information about the Fund at www.returnstackedetfs.com/rsst-return-stacked-us-stocks-managed-futures/. You can also request this information by contacting us at (844) 737-3001 or by writing to the Return Stacked U.S. Stocks & Managed Futures ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Return Stacked U.S. Stocks & Managed Futures ETF	$45	0.95%

Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of July 31, 2025)

Fund Size (Thousands)	$237,141
Number of Holdings	29
Total Advisory Fee	$1,176,043
Portfolio Turnover Rate	57%

Security Type - Investments &
Other Financial Instruments

(% of Total Net Assets)

Percentages are based on total net assets. Percentages for futures contracts are based unrealized appreciation (depreciation). Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

What did the Fund invest in?

(as of July 31, 2025)

Top Ten Holdings	(% of Total Net Assets)
iShares Core S&P 500 ETF	76.7
First American Government Obligations Fund - Class X, 4.22%	7.1
S&P 500 Index Futures Contracts	1.6
FTSE 100 Index Futures Contracts	0.7
Nasdaq 100 Index Futures Contracts	0.4
German Stock Index Futures Contracts	0.3
S&P/Toronto Stock Exchange 60 Index Futures Contracts	0.2
Japanese Yen/U.S. Dollar Cross Currency Rate Futures Contracts	0.1
Crude Oil Futures Contracts	0.0*
U.S. Treasury 2 Year Notes Futures Contracts	0.0*
*	Less than 0.05% of net assets.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.returnstackedetfs.com/rsst-return-stacked-us-stocks-managed-futures/.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Return Stacked Bonds & Managed Futures ETF Tailored Shareholder Report

semi-annual shareholder report July 31, 2025

Return Stacked Bonds & Managed Futures ETF

Ticker: RSBT (Listed on Cboe BZX Exchange, Inc.)

This semi-annual shareholder report contains important information about the Return Stacked Bonds & Managed Futures ETF (the "Fund") for the period February 1, 2025 to July 31, 2025. You can find additional information about the Fund at www.returnstackedetfs.com/rsbt-return-stacked-bonds-managed-futures/. You can also request this information by contacting us at (844) 737-3001 or by writing to the Return Stacked Bonds & Managed Futures ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Return Stacked Bonds & Managed Futures ETF	$45	0.95%

Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of July 31, 2025)

Fund Size (Thousands)	$75,234
Number of Holdings	29
Total Advisory Fee	$388,846
Portfolio Turnover Rate	37%

Security Type - Investments &
Other Financial Instruments

(% of Total Net Assets)

Percentages are based on total net assets. Percentages for futures contracts are based unrealized appreciation (depreciation). Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

What did the Fund invest in?

(as of July 31, 2025)

Top Ten Holdings	(% of Total Net Assets)
iShares Core U.S. Aggregate Bond ETF	51.1
First American Government Obligations Fund - Class X, 4.22%	33.1
FTSE 100 Index Futures Contracts	0.7
S&P 500 Index Futures Contracts	0.4
Nasdaq 100 Index Futures Contracts	0.4
German Stock Index Futures Contracts	0.3
S&P/Toronto Stock Exchange 60 Index Futures Contracts	0.2
Japanese Yen/U.S. Dollar Cross Currency Rate Futures Contracts	0.1
U.S. Treasury Long Bonds Futures Contracts	0.1
Crude Oil Futures Contracts	0.0*
*	Less than 0.05% of net assets.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.returnstackedetfs.com/rsbt-return-stacked-bonds-managed-futures/.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Return Stacked U.S. Stocks & Futures Yield ETF Tailored Shareholder Report

semi-annual shareholder report July 31, 2025

Return Stacked U.S. Stocks & Futures Yield ETF

Ticker: RSSY (Listed on Cboe BZX Exchange, Inc.)

This semi-annual shareholder report contains important information about the Return Stacked U.S. Stocks & Futures Yield ETF (the "Fund") for the period February 1, 2025 to July 31, 2025. You can find additional information about the Fund at www.returnstackedetfs.com/rssy-return-stacked-us-stocks-futures-yield/. You can also request this information by contacting us at (844) 737-3001 or by writing to the Return Stacked U.S. Stocks & Futures Yield ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Return Stacked U.S. Stocks & Futures Yield ETF	$46	0.95%

Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of July 31, 2025)

Fund Size (Thousands)	$127,694
Number of Holdings	28
Total Advisory Fee	$575,355
Portfolio Turnover Rate	47%

Security Type - Investments &
Other Financial Instruments

(% of Total Net Assets)

Percentages are based on total net assets. Percentages for futures contracts are based unrealized appreciation (depreciation). Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

What did the Fund invest in?

(as of July 31, 2025)

Top Ten Holdings	(% of Total Net Assets)
iShares Core S&P 500 ETF	75.3
First American Government Obligations Fund - Class X, 4.22%	8.9
British Pound/U.S. Dollar Cross Currency Rate Futures Contracts	0.7
Euro/U.S. Dollar Cross Currency Rate Futures Contracts	0.3
S&P/Toronto Stock Exchange 60 Index Futures Contracts	0.3
Natural Gas Futures Contracts	0.1
AUD/USD Cross Currency Rate Futures Contracts	0.1
Canadian Dollar/U.S. Dollar Cross Currency Rate Futures Contracts	0.1
Crude Oil Futures Contracts	0.1
German Stock Index Futures Contracts	0.1

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.returnstackedetfs.com/rssy-return-stacked-us-stocks-futures-yield/.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Return Stacked Bonds & Futures Yield ETF Tailored Shareholder Report

semi-annual shareholder report July 31, 2025

Return Stacked Bonds & Futures Yield ETF

Ticker: RSBY (Listed on Cboe BZX Exchange, Inc.)

This semi-annual shareholder report contains important information about the Return Stacked Bonds & Futures Yield ETF (the "Fund") for the period February 1, 2025 to July 31, 2025. You can find additional information about the Fund at www.returnstackedetfs.com/rsby-return-stacked-bonds-futures-yield/. You can also request this information by contacting us at (844) 737-3001 or by writing to the Return Stacked Bonds & Futures Yield ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Return Stacked Bonds & Futures Yield ETF	$45	0.95%

Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of July 31, 2025)

Fund Size (Thousands)	$100,390
Number of Holdings	29
Total Advisory Fee	$476,300
Portfolio Turnover Rate	45%

Security Type - Investments &
Other Financial Instruments

(% of Total Net Assets)

Percentages are based on total net assets. Percentages for futures contracts are based unrealized appreciation (depreciation). Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

What did the Fund invest in?

(as of July 31, 2025)

Top Ten Holdings	(% of Total Net Assets)
iShares Core U.S. Aggregate Bond ETF	50.2
First American Government Obligations Fund - Class X, 4.22%	34.5
British Pound/U.S. Dollar Cross Currency Rate Futures Contracts	0.7
Euro/U.S. Dollar Cross Currency Rate Futures Contracts	0.3
S&P/Toronto Stock Exchange 60 Index Futures Contracts	0.3
Natural Gas Futures Contracts	0.1
AUD/USD Cross Currency Rate Futures Contracts	0.1
Canadian Dollar/U.S. Dollar Cross Currency Rate Futures Contracts	0.1
Crude Oil Futures Contracts	0.1
U.S. Treasury Long Bonds Futures Contracts	0.1

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.returnstackedetfs.com/rsby-return-stacked-bonds-futures-yield/.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Return Stacked Bonds & Merger Arbitrage ETF Tailored Shareholder Report

semi-annual shareholder report July 31, 2025

Return Stacked Bonds & Merger Arbitrage ETF

Ticker: RSBA (Listed on Cboe BZX Exchange, Inc.)

This semi-annual shareholder report contains important information about the Return Stacked Bonds & Merger Arbitrage ETF (the "Fund") for the period February 1, 2025 to July 31, 2025. You can find additional information about the Fund at www.returnstackedetfs.com/rsba-return-stacked-bonds-merger-arbitrage/. You can also request this information by contacting us at (844) 737-3001 or by writing to the Return Stacked Bonds & Merger Arbitrage ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Return Stacked Bonds & Merger Arbitrage ETF	$50	0.98%

Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of July 31, 2025)

Fund Size (Thousands)	$16,742
Number of Holdings	11
Total Advisory Fee	$82,043
Portfolio Turnover Rate	159%

Security Type - Investments &
Other Financial Instruments

(% of Total Net Assets)

Percentages are based on total net assets. Percentages for futures contracts are based unrealized appreciation (depreciation). Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

What did the Fund invest in?

(as of July 31, 2025)

Top Ten Holdings	(% of Total Net Assets)
Frontier Communications Parent, Inc.	12.6
Walgreens Boots Alliance, Inc.	12.5
Skechers USA, Inc. - Class A	12.5
Chart Industries, Inc.	12.5
Dun & Bradstreet Holdings, Inc.	11.5
AvidXchange Holdings, Inc.	11.2
First American Government Obligations Fund - Class X, 4.22%	10.4
U.S. Treasury Long Bonds Futures Contracts	0.8
U.S. Treasury 10 Year Notes Futures Contracts	0.3
U.S. Treasury 5 Year Notes Futures Contracts	0.1

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.returnstackedetfs.com/rsba-return-stacked-bonds-merger-arbitrage/.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Return Stacked U.S. Stocks & Gold/Bitcoin ETF Tailored Shareholder Report

semi-annual shareholder report July 31, 2025

Return Stacked U.S. Stocks & Gold/Bitcoin ETF

Ticker: RSSX (Listed on Cboe BZX Exchange, Inc.)

This semi-annual shareholder report contains important information about the Return Stacked U.S. Stocks & Gold/Bitcoin ETF (the "Fund") for the period February 1, 2025 to July 31, 2025. You can find additional information about the Fund at www.returnstackedetfs.com/rssx-return-stacked-us-stocks-gold-bitcoin/. You can also request this information by contacting us at (844) 737-3001 or by writing to the Return Stacked U.S. Stocks & Gold/Bitcoin ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Return Stacked U.S. Stocks & Gold/Bitcoin ETF	$12	0.66%

The Fund commenced operations on January 13, 2025. Expenses for a full reporting period would be higher than the figures shown. Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of July 31, 2025)

Fund Size (Thousands)	$11,350
Number of Holdings	6
Total Advisory Fee	$5,862
Portfolio Turnover Rate	8%

Security Type - Investments &
Other Financial Instruments

(% of Total Net Assets)

Percentages are based on total net assets. Percentages for futures contracts are based unrealized appreciation (depreciation). Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

What did the Fund invest in?

(as of July 31, 2025)

Top Holdings	(% of Total Net Assets)
iShares Core S&P 500 ETF	70.1
iShares Bitcoin Trust ETF	12.6
First American Government Obligations Fund - Class X, 4.22%	6.9
Micro Gold Futures Contracts	-3.0
Bitcoin Futures Contracts	-0.2
S&P 500 Index Futures Contracts	-0.1

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.returnstackedetfs.com/rssx-return-stacked-us-stocks-gold-bitcoin/.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Financial Statements

July 31, 2025 (Unaudited)

Tidal Trust II

●	Return Stacked Bonds & Futures Yield ETF	| RSBY | Cboe BZX Exchange, Inc.
●	Return Stacked Bonds & Managed Futures ETF	| RSBT | Cboe BZX Exchange, Inc.
●	Return Stacked Bonds & Merger Arbitrage ETF	| RSBA | Cboe BZX Exchange, Inc.
●	Return Stacked Global Stocks & Bonds ETF	| RSSB | Cboe BZX Exchange, Inc.
●	Return Stacked U.S. Stocks & Futures Yield ETF	| RSSY | Cboe BZX Exchange, Inc.
●	Return Stacked U.S. Stocks & Gold/Bitcoin ETF	| RSSX | Cboe BZX Exchange, Inc.
●	Return Stacked U.S. Stocks & Managed Futures ETF	| RSST | Cboe BZX Exchange, Inc.

Return Stacked ETFs

Consolidated Schedule of Investments	Return Stacked Bonds & Futures Yield ETF

July 31, 2025 (Unaudited)

EXCHANGE TRADED FUNDS - 50.2%	Shares	Value
iShares Core U.S. Aggregate Bond ETF (a)(b)	511,213	$50,415,826
TOTAL EXCHANGE TRADED FUNDS (Cost $50,416,499)		50,415,826

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS - 34.5%
First American Government Obligations Fund - Class X, 4.23% (a)(b)(c)	34,646,851	34,646,851
TOTAL MONEY MARKET FUNDS (Cost $34,646,851)		34,646,851

TOTAL INVESTMENTS - 84.7% (Cost $85,063,350)		85,062,677
Other Assets in Excess of Liabilities - 15.3%		15,327,092
TOTAL NET ASSETS - 100.0%		$100,389,769

Percentages are stated as a percent of net assets.

(a)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	All or a portion of security has been pledged as collateral for futures contracts. The fair value of assets committed as collateral as of July 31, 2025 is $84,924,313.

(c)	The rate shown represents the 7-day annualized effective yield as of July 31, 2025.

The accompanying notes are an integral part of these financial statements.	1

Consolidated Schedule of Futures Contracts	Return Stacked Bonds & Futures Yield ETF

July 31, 2025 (Unaudited)

The Return Stacked Bonds & Futures Yield ETF & Return Stacked RSBY Cayman Subsidiary had the following futures contracts outstanding with PhillipCapital Inc.

Description	Contracts Purchased	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
Brent Crude Oil (a)	39	08/29/2025	$2,796,300	$48,702
Euro STOXX 50 Quanto Index	308	09/19/2025	18,824,553	(39,087)
Euro-Bund	283	09/08/2025	42,010,621	(126,548)
Long Gilt	347	09/26/2025	42,319,985	(111,601)
Low Sulphur Gas Oil (a)	81	09/11/2025	5,665,950	22,965
NY Harbor ULSD (a)	64	08/29/2025	6,440,179	(171,049)
S&P/Toronto Stock Exchange 60 Index	100	09/18/2025	23,453,763	292,274
U.S. Treasury 10 Year Notes	301	09/19/2025	33,429,813	53,562
U.S. Treasury 2 Year Notes	61	09/30/2025	12,626,047	(12,722)
U.S. Treasury 5 Year Notes	506	09/30/2025	54,734,969	(9,925)
U.S. Treasury Long Bonds	123	09/19/2025	14,045,063	84,314
WTI Crude Oil (a)	67	08/20/2025	4,640,420	85,065
				$115,950

Description	Contracts Sold	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
Canadian Dollar/U.S. Dollar Cross Currency Rate	(117)	09/15/2025	$7,530,705	$122,196
British Pound/U.S. Dollar Cross Currency Rate	(362)	09/15/2025	29,919,300	714,178
Canadian Dollar/U.S. Dollar Cross Currency Rate	(115)	09/16/2025	8,324,275	96,297
Copper (a)	(30)	09/26/2025	3,265,875	13,718
Euro/U.S. Dollar Cross Currency Rate	(104)	09/15/2025	14,898,650	300,598
FTSE 100 Index	(174)	09/19/2025	21,009,131	(74,792)
German Stock Index	(17)	09/19/2025	11,752,670	56,511
Gold (a)	(10)	12/29/2025	3,348,600	(1,279)
Japanese Yen/U.S. Dollar Cross Currency Rate	(85)	09/15/2025	7,082,625	32,844
Nasdaq 100 Index	(12)	09/19/2025	5,607,600	(26,442)
Natural Gas (a)	(136)	08/27/2025	4,224,160	142,466
Nikkei 225 Index	(1)	09/11/2025	203,975	323
Reformulated Gasoline Blendstock (a)	(40)	08/29/2025	3,652,152	(76,480)
S&P 500 Index	(62)	09/19/2025	19,760,175	63,202
Silver (a)	(38)	09/26/2025	6,975,280	33,581
				$1,396,921
Net Unrealized Appreciation (Depreciation)				$1,512,871

(a)	Futures held in the Return Stacked RSBY Cayman Subsidiary.

The accompanying notes are an integral part of these financial statements.	2

Consolidated Schedule of Investments	Return Stacked Bonds & Managed Futures ETF

July 31, 2025 (Unaudited)

EXCHANGE TRADED FUNDS - 51.1%	Shares	Value
iShares Core U.S. Aggregate Bond ETF (a)(b)	389,787	$38,440,794
TOTAL EXCHANGE TRADED FUNDS (Cost $37,128,695)		38,440,794

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS - 33.1%
First American Government Obligations Fund - Class X, 4.23% (a)(b)(c)	24,883,035	24,883,035
TOTAL MONEY MARKET FUNDS (Cost $24,883,035)		24,883,035

TOTAL INVESTMENTS - 84.2% (Cost $62,011,730)		63,323,829
Other Assets in Excess of Liabilities - 15.8%		11,910,175
TOTAL NET ASSETS - 100.0%		$75,234,004

Percentages are stated as a percent of net assets.

(a)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	All or a portion of security has been pledged as collateral for futures contracts. The fair value of assets committed as collateral as of July 31, 2025 is $63,323,829.

(c)	The rate shown represents the 7-day annualized effective yield as of July 31, 2025.

The accompanying notes are an integral part of these financial statements.	3

Consolidated Schedule of Futures Contracts	Return Stacked Bonds & Managed Futures ETF

July 31, 2025 (Unaudited)

The Return Stacked Bonds & Managed Futures ETF & Return Stacked Cayman Subsidiary had the following futures contracts outstanding with PhillipCapital Inc.

Description	Contracts Purchased	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
Australian Dollar/U.S. Dollar Cross Currency Rate	68	09/15/2025	$4,376,820	$(91,684)
Brent Crude Oil (a)	10	08/29/2025	717,000	17,151
British Pound/U.S. Dollar Cross Currency Rate	157	09/15/2025	12,976,050	(367,614)
Canadian Dollar/U.S. Dollar Cross Currency Rate	28	09/16/2025	2,026,780	(32,661)
Copper (a)	34	09/26/2025	3,701,325	(777,145)
Euro STOXX 50 Quanto Index	40	09/19/2025	2,444,747	(1,443)
Euro/U.S. Dollar Cross Currency Rate	236	09/15/2025	33,808,475	(819,129)
FTSE 100 Index	152	09/19/2025	18,352,804	490,707
German Stock Index	16	09/19/2025	11,061,336	238,871
Gold (a)	23	12/29/2025	7,701,780	(335,708)
Low Sulphur Gas Oil (a)	27	09/11/2025	1,888,650	11,197
Nasdaq 100 Index	30	09/19/2025	14,019,000	306,322
Nikkei 225 Index	6	09/11/2025	1,223,850	19,550
NY Harbor ULSD (a)	23	08/29/2025	2,314,440	(66,971)
Reformulated Gasoline Blendstock (a)	3	08/29/2025	273,911	(1,560)
S&P 500 Index	62	09/19/2025	19,760,175	314,468
S&P/Toronto Stock Exchange 60 Index	41	09/18/2025	9,616,043	171,397
Silver (a)	34	09/26/2025	6,241,040	(136,967)
U.S. Treasury 10 Year Notes	60	09/19/2025	6,663,750	(23,845)
U.S. Treasury 5 Year Notes	117	09/30/2025	12,656,109	(46,480)
U.S. Treasury Long Bonds	51	09/19/2025	5,823,563	54,637
WTI Crude Oil (a)	12	08/20/2025	831,120	25,438
				$(1,051,469)

Description	Contracts Sold	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
Euro-Bund	(95)	09/08/2025	$14,102,505	$(18,983)
Japanese Yen/U.S. Dollar Cross Currency Rate	(59)	09/15/2025	4,916,175	77,904
Long Gilt	(65)	09/26/2025	7,927,375	(16,630)
Natural Gas (a)	(32)	08/27/2025	993,920	21,656
U.S. Treasury 2 Year Notes	(64)	09/30/2025	13,247,000	11,267
				$75,214
Net Unrealized Appreciation (Depreciation)				$(976,255)

(a)	Futures held in the Return Stacked Cayman Subsidiary.

The accompanying notes are an integral part of these financial statements.	4

Schedule of Investments	Return Stacked Bonds & Merger Arbitrage ETF

July 31, 2025 (Unaudited)

COMMON STOCKS - 72.7%	Shares	Value
Apparel - 12.5%
Skechers USA, Inc. - Class A (a)(b)	33,097	$2,093,385

Commercial Services - 11.4%
Dun & Bradstreet Holdings, Inc. (b)	211,005	1,920,145

Machinery-Diversified - 12.5%
Chart Industries, Inc. (a)(b)	10,519	2,091,493

Retail - 12.5%
Walgreens Boots Alliance, Inc. (b)	179,878	2,093,780

Software - 11.2%
AvidXchange Holdings, Inc. (a)	189,831	1,871,734

Telecommunications - 12.6%
Frontier Communications Parent, Inc. (a)(b)	57,290	2,104,835
TOTAL COMMON STOCKS (Cost $11,910,322)		12,175,372

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS - 10.4%
First American Government Obligations Fund - Class X, 4.23% (b)(c)	1,741,334	1,741,334
TOTAL MONEY MARKET FUNDS (Cost $1,741,334)		1,741,334

TOTAL INVESTMENTS - 83.1% (Cost $13,651,656)		13,916,706
Other Assets in Excess of Liabilities - 16.9%		2,825,232
TOTAL NET ASSETS - 100.0%		$16,741,938

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

(b)	All or a portion of security has been pledged as collateral for futures contracts. The fair value of assets committed as collateral as of July 31, 2025 is $11,340,134.

(c)	The rate shown represents the 7-day annualized effective yield as of July 31, 2025.

The accompanying notes are an integral part of these financial statements.	5

Schedule of Futures Contracts	Return Stacked Bonds & Merger Arbitrage ETF

July 31, 2025 (Unaudited)

The Return Stacked Bonds & Merger Arbitrage ETF had the following futures contracts outstanding with StoneX.

Description	Contracts Purchased	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
U.S. Treasury 10 Year Notes	38	09/19/2025	$4,220,375	$51,500
U.S. Treasury 2 Year Notes	20	09/30/2025	4,139,688	(4,739)
U.S. Treasury 5 Year Notes	39	09/30/2025	4,218,703	21,186
U.S. Treasury Long Bonds	37	09/19/2025	4,224,937	141,929
Net Unrealized Appreciation (Depreciation)				$209,876

The accompanying notes are an integral part of these financial statements.	6

Schedule of Investments	Return Stacked Global Stocks & Bonds ETF

January 31, 2025

EXCHANGE TRADED FUNDS - 90.1%	Shares	Value
Vanguard Total International Stock ETF (a)(b)	1,500,969	$102,771,348
Vanguard Total Stock Market ETF (a)(b)	519,007	161,354,086
TOTAL EXCHANGE TRADED FUNDS (Cost $227,517,653)		264,125,434

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS - 5.0%
First American Government Obligations Fund - Class X, 4.23% (b)(c)	14,734,456	14,734,456
TOTAL MONEY MARKET FUNDS (Cost $14,734,456)		14,734,456

TOTAL INVESTMENTS - 95.1% (Cost $242,252,109)		278,859,890
Other Assets in Excess of Liabilities - 4.9%		14,472,771
TOTAL NET ASSETS - 100.0%		$293,332,661

Percentages are stated as a percent of net assets.

(a)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	All or a portion of security has been pledged as collateral for futures contracts. The fair value of assets committed as collateral as of July 31, 2025 is $278,859,890.

(c)	The rate shown represents the 7-day annualized effective yield as of July 31, 2025.

The accompanying notes are an integral part of these financial statements.	7

Schedule of Futures Contracts	Return Stacked Global Stocks & Bonds ETF

July 31, 2025 (Unaudited)

The Return Stacked Global Stocks & Bonds ETF had the following futures contracts outstanding with PhillipCapital Inc.

Description	Contracts Purchased	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
S&P 500 Index	92	09/19/2025	$29,321,550	$1,324,045
U.S. Treasury 10 Year Notes	654	09/19/2025	72,634,875	848,349
U.S. Treasury 2 Year Notes	349	09/30/2025	72,237,547	(79,084)
U.S. Treasury 5 Year Notes	669	09/30/2025	72,366,984	358,295
U.S. Treasury Long Bonds	645	09/19/2025	73,650,938	2,407,268
Net Unrealized Appreciation (Depreciation)				$4,858,873

The accompanying notes are an integral part of these financial statements.	8

Consolidated Schedule of Investments	Return Stacked U.S. Stocks & Futures Yield ETF

July 31, 2025 (Unaudited)

EXCHANGE TRADED FUNDS - 75.3%	Shares	Value
iShares Core S&P 500 ETF (a)(b)	151,528	$96,205,127
TOTAL EXCHANGE TRADED FUNDS (Cost $80,268,343)		96,205,127

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS - 8.9%
First American Government Obligations Fund - Class X, 4.23% (b)(c)	11,308,185	11,308,185
TOTAL MONEY MARKET FUNDS (Cost $11,308,185)		11,308,185

TOTAL INVESTMENTS - 84.2% (Cost $91,576,528)		107,513,312
Other Assets in Excess of Liabilities - 15.8%		20,180,426
TOTAL NET ASSETS - 100.0%		$127,693,738

Percentages are stated as a percent of net assets.

(a)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	All or a portion of security has been pledged as collateral for futures contracts. The fair value of assets committed as collateral as of July 31, 2025 is $107,246,020.

(c)	The rate shown represents the 7-day annualized effective yield as of July 31, 2025.

The accompanying notes are an integral part of these financial statements.	9

Consolidated Schedule of Futures Contracts	Return Stacked U.S. Stocks & Futures Yield ETF

July 31, 2025 (Unaudited)

The Return Stacked U.S. Stocks & Futures Yield ETF & Return Stacked RSSY Cayman Subsidiary had the following futures contracts outstanding with PhillipCapital Inc.

Description	Contracts Purchased	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
Brent Crude Oil (a)	49	08/29/2025	$3,513,300	$60,240
Euro STOXX 50 Quanto Index	393	09/19/2025	24,019,640	(52,636)
Euro-Bund	361	09/08/2025	53,589,521	(157,799)
Long Gilt	443	09/26/2025	54,028,108	(124,610)
Low Sulphur Gas Oil (a)	104	09/11/2025	7,274,800	21,938
NY Harbor ULSD (a)	81	08/29/2025	8,150,852	(216,430)
S&P 500 Index	22	09/19/2025	7,011,675	12,300
S&P/Toronto Stock Exchange 60 Index	128	09/18/2025	30,020,817	362,101
U.S. Treasury 10 Year Notes	239	09/19/2025	26,543,937	69,122
U.S. Treasury 5 Year Notes	498	09/30/2025	53,869,594	6,100
U.S. Treasury Long Bonds	16	09/19/2025	1,827,000	(2,046)
WTI Crude Oil (a)	86	08/20/2025	5,956,360	109,848
				$88,128

Description	Contracts Sold	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
Australian Dollar/U.S. Dollar Cross Currency Rate	(149)	09/15/2025	$9,590,385	$157,058
British Pound/U.S. Dollar Cross Currency Rate	(463)	09/15/2025	38,266,950	908,561
Canadian Dollar/U.S. Dollar Cross Currency Rate	(148)	09/16/2025	10,712,980	125,046
Copper (a)	(38)	09/26/2025	4,136,775	16,882
Euro/U.S. Dollar Cross Currency Rate	(133)	09/15/2025	19,053,081	384,837
FTSE 100 Index	(222)	09/19/2025	26,804,754	(93,737)
German Stock Index	(22)	09/19/2025	15,209,337	71,215
Gold (a)	(13)	12/29/2025	4,353,180	(1,477)
Japanese Yen/U.S. Dollar Cross Currency Rate	(109)	09/15/2025	9,082,425	41,781
Nasdaq 100 Index	(15)	09/19/2025	7,009,500	(35,372)
Natural Gas (a)	(174)	08/27/2025	5,404,440	187,194
Nikkei 225 Index	(1)	09/11/2025	203,975	324
Reformulated Gasoline Blendstock (a)	(52)	08/29/2025	4,747,798	(100,523)
Silver (a)	(49)	09/26/2025	8,994,440	41,930
				$1,703,719
Net Unrealized Appreciation (Depreciation)				$1,791,847

(a)	Futures held in the Return Stacked RSSY Cayman Subsidiary.

The accompanying notes are an integral part of these financial statements.	10

Consolidated Schedule of Investments	Return Stacked U.S. Stocks & Gold/Bitcoin ETF

July 31, 2025 (Unaudited)

EXCHANGE TRADED FUNDS - 82.6%	Shares	Value
iShares Bitcoin Trust ETF (a)	21,489	$1,425,150
iShares Core S&P 500 ETF (b)(c)	12,528	7,954,027
TOTAL EXCHANGE TRADED FUNDS (Cost $9,049,267)		9,379,177

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS - 6.9%
First American Government Obligations Fund - Class X, 4.23% (b)(d)	780,775	780,775
TOTAL MONEY MARKET FUNDS (Cost $780,775)		780,775

TOTAL INVESTMENTS - 89.5% (Cost $9,830,042)		10,159,952
Other Assets in Excess of Liabilities - 10.5%		1,190,039
TOTAL NET ASSETS - 100.0%		$11,349,991

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

(b)	All or a portion of security has been pledged as collateral for futures contracts. The fair value of assets committed as collateral as of July 31, 2025 is $8,004,649.

(c)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(d)	The rate shown represents the 7-day annualized effective yield as of July 31, 2025.

The accompanying notes are an integral part of these financial statements.	11

Consolidated Schedule of Futures Contracts	Return Stacked U.S. Stocks & Gold/Bitcoin ETF

July 31, 2025 (Unaudited)

The Return Stacked U.S. Stocks & Gold/Bitcoin ETF & Return Stacked RSSX Cayman Subsidiary had the following futures contracts outstanding with StoneX.

Description	Contracts Purchased	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
Bitcoin (a)	122	08/29/2025	$1,432,707	$(19,006)
Micro Gold (a)	255	12/29/2025	8,538,930	(336,509)
S&P 500 Index	107	09/19/2025	3,410,224	(15,176)
Net Unrealized Appreciation (Depreciation)				$(370,691)

(a)	Futures held in the Return Stacked RSSX Cayman Subsidiary.

The accompanying notes are an integral part of these financial statements.	12

Consolidated Schedule of Investments	Return Stacked U.S. Stocks & Managed Futures ETF

July 31, 2025 (Unaudited)

EXCHANGE TRADED FUNDS - 76.7%	Shares	Value
iShares Core S&P 500 ETF (a)(b)	286,296	$181,769,330
TOTAL EXCHANGE TRADED FUNDS (Cost $143,819,008)		181,769,330

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS - 7.1%
First American Government Obligations Fund - Class X, 4.23% (b)(c)	16,933,295	16,933,295
TOTAL MONEY MARKET FUNDS (Cost $16,933,295)		16,933,295

TOTAL INVESTMENTS - 83.8% (Cost $160,752,303)		198,702,625
Other Assets in Excess of Liabilities - 16.2%		38,438,098
TOTAL NET ASSETS - 100.0%		$237,140,723

Percentages are stated as a percent of net assets.

(a)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	All or a portion of security has been pledged as collateral for futures contracts. The fair value of assets committed as collateral as of July 31, 2025 is $198,702,625.

(c)	The rate shown represents the 7-day annualized effective yield as of July 31, 2025.

The accompanying notes are an integral part of these financial statements.	13

Consolidated Schedule of Futures Contracts	Return Stacked U.S. Stocks & Managed Futures ETF

July 31, 2025 (Unaudited)

The Return Stacked U.S. Stocks & Managed Futures ETF & Newfound RSST Cayman Subsidiary had the following futures contracts outstanding with PhillipCapital Inc.

Description	Contracts Purchased	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
Australian Dollar/U.S. Dollar Cross Currency Rate	215	09/15/2025	$13,838,475	$(292,622)
Brent Crude Oil (a)	33	08/29/2025	2,366,100	59,851
British Pound/U.S. Dollar Cross Currency Rate	497	09/15/2025	41,077,050	(1,190,277)
Canadian Dollar/U.S. Dollar Cross Currency Rate	89	09/16/2025	6,442,265	(103,211)
Copper (a)	109	09/26/2025	11,866,013	(2,461,243)
Euro STOXX 50 Quanto Index	128	09/19/2025	7,823,191	(3,933)
Euro/U.S. Dollar Cross Currency Rate	749	09/15/2025	107,298,931	(2,699,493)
FTSE 100 Index	483	09/19/2025	58,318,450	1,557,593
German Stock Index	50	09/19/2025	34,566,675	755,751
Gold (a)	74	12/29/2025	24,779,640	(1,085,844)
Low Sulphur Gas Oil (a)	85	09/11/2025	5,945,750	30,776
Nasdaq 100 Index	96	09/19/2025	44,860,800	916,278
Nikkei 225 Index	19	09/11/2025	3,875,525	60,976
NY Harbor ULSD (a)	73	08/29/2025	7,345,829	(205,209)
Reformulated Gasoline Blendstock (a)	11	08/29/2025	1,004,342	(5,253)
S&P 500 Index	387	09/19/2025	123,341,738	3,681,782
S&P/Toronto Stock Exchange 60 Index	129	09/18/2025	30,255,354	518,463
Silver (a)	107	09/26/2025	19,640,920	(449,951)
U.S. Treasury 5 Year Notes	88	09/30/2025	9,519,125	(17,262)
WTI Crude Oil (a)	39	08/20/2025	2,701,140	79,323
				$(853,505)

Description	Contracts Sold	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
Euro-Bund	(302)	09/08/2025	$44,831,122	$(64,701)
Japanese Yen/U.S. Dollar Cross Currency Rate	(187)	09/15/2025	15,581,775	246,077
Long Gilt	(206)	09/26/2025	25,123,680	(44,680)
Natural Gas (a)	(101)	08/27/2025	3,137,060	72,853
U.S. Treasury 10 Year Notes	(84)	09/19/2025	9,329,250	(16,423)
U.S. Treasury 2 Year Notes	(351)	09/30/2025	72,651,516	77,401
U.S. Treasury Long Bonds	(107)	09/19/2025	12,218,063	(146,557)
				$123,970
Net Unrealized Appreciation (Depreciation)				$(729,535)

(a)	Futures held in the Newfound RSST Cayman Subsidiary.

The accompanying notes are an integral part of these financial statements.	14

Statements of Assets and Liabilities	Return Stacked ETFs

July 31, 2025 (Unaudited)

	Return Stacked Bonds & Futures Yield ETF (Consolidated)	Return Stacked Bonds & Managed Futures ETF (Consolidated)	Return Stacked Bonds & Merger Arbitrage ETF	Return Stacked Global Stocks & Bonds ETF	Return Stacked U.S. Stocks & Futures Yield ETF (Consolidated)
ASSETS:
Investments, at value (Note 2)	$85,062,677	$63,323,829	$13,916,706	$278,859,890	$107,513,312
Deposit at broker for futures contracts	13,855,349	12,355,940	390,087	9,610,013	18,652,630
Unrealized appreciation on futures contracts	2,162,796	1,760,565	214,615	4,937,957	2,576,477
Dividends receivable	126,794	91,553	11,146	57,486	43,426
Interest receivable	24,457	23,296	–	33,783	33,775
Receivable for investments sold	–	479,102	–	–	–
Cash	–	–	937,097	–	–
Deposit at broker for securities sold short	–	–	1,291,103	–	–
Prepaid expenses and other assets	27,175	–	–	–	29,299
Total assets	101,259,248	78,034,285	16,760,754	293,499,129	128,848,919

LIABILITIES:
Unrealized depreciation on futures contracts	649,925	2,736,820	4,739	79,084	784,630
Payable for investments purchased	138,610	–	–	–	269,074
Payable to adviser (Note 4)	80,243	63,461	14,077	87,384	101,477
Interest payable	701	–	–	–	–
Total liabilities	869,479	2,800,281	18,816	166,468	1,155,181
NET ASSETS	$100,389,769	$75,234,004	$16,741,938	$293,332,661	$127,693,738

NET ASSETS CONSISTS OF:
Paid-in capital	$119,015,681	$85,465,042	$16,003,071	$253,339,982	$141,471,327
Total distributable earnings/(accumulated losses)	(18,625,912)	(10,231,038)	738,867	39,992,679	(13,777,589)
Total net assets	$100,389,769	$75,234,004	$16,741,938	$293,332,661	$127,693,738

Net assets	$100,389,769	$75,234,004	$16,741,938	$293,332,661	$127,693,738
Shares issued and outstanding(a)	6,250,000	4,775,000	800,000	11,200,000	6,700,000
Net asset value per share	$16.06	$15.76	$20.93	$26.19	$19.06

COST:
Investments, at cost	$85,063,350	$62,011,730	$13,651,656	$242,252,109	$91,576,528

(a)       Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.	15

Statements of Assets and Liabilities	Return Stacked ETFs

July 31, 2025 (Unaudited)

	Return Stacked U.S. Stocks & Gold/Bitcoin ETF (Consolidated)	Return Stacked U.S. Stocks & Managed Futures ETF (Consolidated)
ASSETS:
Investments, at value (Note 2)	$10,159,952	$198,702,625
Receivable for fund shares sold	1,080,860	–
Deposit at broker for futures contracts	1,219,066	36,978,988
Unrealized appreciation on futures contracts	–	8,057,124
Dividends receivable	2,316	64,548
Receivable for investments sold	–	2,246,425
Interest receivable	–	77,305
Total assets	12,462,194	246,127,015

LIABILITIES:
Unrealized depreciation on futures contracts	370,691	8,786,659
Payable for investments purchased	737,092	–
Payable to adviser (Note 4)	4,420	199,633
Total liabilities	1,112,203	8,986,292
NET ASSETS	$11,349,991	$237,140,723

NET ASSETS CONSISTS OF:
Paid-in capital	$10,986,608	$227,444,743
Total distributable earnings	363,383	9,695,980
Total net assets	$11,349,991	$237,140,723

Net assets	$11,349,991	$237,140,723
Shares issued and outstanding(a)	525,000	10,225,000
Net asset value per share	$21.62	$23.19

COST:
Investments, at cost	$9,830,042	$160,752,303

(a)       Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.	16

Statements of Operations	Return Stacked ETFs

For the Periods Ended July 31, 2025 (Unaudited)

	Return Stacked Bonds & Futures Yield ETF (Consolidated)		Return Stacked Bonds & Managed Futures ETF (Consolidated)	Return Stacked Bonds & Merger Arbitrage ETF	Return Stacked Global Stocks & Bonds ETF	Return Stacked U.S. Stocks & Futures Yield ETF (Consolidated)
INVESTMENT INCOME:
Dividend income	$1,755,451		$1,459,741	$186,299	$2,265,995	$816,814
Interest income	139,792		101,479	21,191	175,618	165,095
Total investment income	1,895,243		1,561,220	207,490	2,441,613	981,909

EXPENSES:
Investment advisory fee (Note 4)	476,300		388,846	82,043	662,858	575,355
Interest expense	218		5	16	7	233
Dividends expenses	–		–	2,263	–	–
Income tax expense	–		–	114	28,806	–
Total expenses	476,518		388,851	84,436	691,671	575,588
Expense reimbursement by Adviser (Note 4)	–		–	–	(198,858)	–
Net expenses	476,518		388,851	84,436	492,813	575,588
NET INVESTMENT INCOME	1,418,725		1,172,369	123,054	1,948,800	406,321

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(252,988	)(a)	120,183 (a)	270,317 (a)	152,288 (b)	1,175,447 (a)
Securities sold short	–		–	(75,661)	–	–
Futures contracts	(16,145,765)		(6,533,364)	(67,281)	(3,310,291)	(17,116,233)
Foreign currency translation	168,740		6,523	–	–	348,891
Net realized gain (loss)	(16,230,013)		(6,406,658)	127,375	(3,158,003)	(15,591,895)
Net change in unrealized appreciation (depreciation) on:
Investments	1,292,691		471,161	220,692	18,017,489	2,181,579
Securities sold short	–		–	27,906	–	–
Future contracts	4,205,712		(2,967,816)	197,486	7,624,516	4,151,379
Foreign currency translation	171,719		311,203	–	–	78,956
Net change in unrealized appreciation (depreciation)	5,670,122		(2,185,452)	446,084	25,642,005	6,411,914
Net realized and unrealized gain (loss)	(10,559,891)		(8,592,110)	573,459	22,484,002	(9,179,981)
NET INCREASE (DECREASE) IN NET
ASSETS RESULTING FROM OPERATIONS	$(9,141,166)		$(7,419,741)	$696,513	$24,432,802	$(8,773,660)

(a)	Includes reimbursement from the Adviser (defined in Note 1) for losses on trade errors totaling $497,534 for RSBY ETF, $53,958 for RSBT ETF, $8,614 for RSBA ETF and $29,299 for RSSY ETF.

(b)	Includes realized gain (loss) as a result of in-kind redemptions (See Note 6 in the Notes to the Financial Statements).

The accompanying notes are an integral part of these financial statements.	17

Statements of Operations	Return Stacked ETFs

For the Periods Ended July 31, 2025 (Unaudited)

	Return Stacked U.S. Stocks & Gold/Bitcoin ETF (Consolidated)(a)	Return Stacked U.S. Stocks & Managed Futures ETF (Consolidated)
INVESTMENT INCOME:
Dividend income	$9,804	$1,762,100
Interest income	–	323,678
Total investment income	9,804	2,085,778

EXPENSES:
Investment advisory fee (Note 4)	5,862	1,176,043
Interest expense	73	178
Total expenses	5,935	1,176,221
NET INVESTMENT INCOME	3,869	909,557

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	4,373	(2,564,945	)(b)
Futures contracts	395,922	(23,716,617)
Foreign currency translation	–	313,056
Net realized gain (loss)	400,295	(25,968,506)
Net change in unrealized appreciation (depreciation) on:
Investments	329,910	8,777,084
Future contracts	(370,691)	(5,822,297)
Foreign currency translation	–	710,941
Net change in unrealized appreciation
(depreciation)	(40,781)	3,665,728
Net realized and unrealized gain (loss)	359,514	(22,302,778)
NET INCREASE (DECREASE) IN NET
ASSETS RESULTING FROM OPERATIONS	$363,383	$(21,393,221)

(a)	Inception date of the Fund was May 29, 2025.

(b)	Includes reimbursement from the Adviser (defined in Note 1) for losses on trade errors totaling $127,323 for RSST ETF.

The accompanying notes are an integral part of these financial statements.	18

Statements of Changes in Net Assets	Return Stacked ETFs

	Return Stacked Bonds & Futures Yield ETF (Consolidated)		Return Stacked Bonds & Managed Futures ETF (Consolidated)
	Period ended July 31, 2025 (Unaudited)	Period ended January 31, 2025(a)	Period ended July 31, 2025 (Unaudited)	Year ended January 31, 2025
OPERATIONS:
Net investment income (loss)	$1,418,725	$1,361,763	$1,172,369	$2,313,855
Net realized gain (loss)	(16,230,013)	(8,863,340)	(6,406,658)	(4,856,779)
Net change in unrealized appreciation (depreciation)	5,670,122	(4,076,884)	(2,185,452)	759,661
Net increase (decrease) in net assets from operations	(9,141,166)	(11,578,461)	(7,419,741)	(1,783,263)

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	–	(2,385,634)	–	–
Total distributions to shareholders	–	(2,385,634)	–	–

CAPITAL TRANSACTIONS:
Shares sold	6,830,723	122,484,002	5,756,348	59,482,820
Shares redeemed	(5,885,795)	–	(11,964,800)	(17,469,663)
ETF transaction fees (Note 8)	6,358	59,742	8,861	38,476
Net increase (decrease) in net assets from capital transactions	951,286	122,543,744	(6,199,591)	42,051,633

NET INCREASE (DECREASE) IN NET ASSETS	(8,189,880)	108,579,649	(13,619,332)	40,268,370

NET ASSETS:
Beginning of the period	108,579,649	–	88,853,336	48,584,966
End of the period	$100,389,769	$108,579,649	$75,234,004	$88,853,336

SHARES TRANSACTIONS
Shares sold	400,000	6,200,000	350,000	3,325,000
Shares redeemed	(350,000)	–	(750,000)	(1,025,000)
Total increase (decrease) in shares outstanding	50,000	6,200,000	(400,000)	2,300,000

(a)       Inception date of the Fund was August 20, 2024.

The accompanying notes are an integral part of these financial statements.	19

Statements of Changes in Net Assets	Return Stacked ETFs

	Return Stacked Bonds & Merger Arbitrage ETF		Return Stacked Global Stocks & Bonds ETF
	Period ended July 31, 2025 (Unaudited)	Period ended January 31, 2025(a)	Period ended July 31, 2025 (Unaudited)	Year ended January 31, 2025
OPERATIONS:
Net investment income (loss)	$123,054	$16,891	$1,948,800	$3,203,774
Net realized gain (loss)	127,375	(2,116)	(3,158,003)	584,156
Net change in unrealized appreciation (depreciation)	446,084	28,842	25,642,005	14,187,035
Net increase (decrease) in net assets from operations	696,513	43,617	24,432,802	17,974,965

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	–	(1,263)	–	(2,431,389)
Total distributions to shareholders	–	(1,263)	–	(2,431,389)

CAPITAL TRANSACTIONS:
Shares sold	12,691,080	8,988,150	29,281,395	177,257,353
Shares redeemed	(5,689,343)	–	(7,212,535)	(10,839,220)
ETF transaction fees (Note 8)	9,190	3,994	6,097	25,206
Net increase (decrease) in net assets from capital transactions	7,010,927	8,992,144	22,074,957	166,443,339

NET INCREASE (DECREASE) IN NET ASSETS	7,707,440	9,034,498	46,507,759	181,986,915

NET ASSETS:
Beginning of the period	9,034,498	–	246,824,902	64,837,987
End of the period	$16,741,938	$9,034,498	$293,332,661	$246,824,902

SHARES TRANSACTIONS
Shares sold	625,000	450,000	1,200,000	7,675,000
Shares redeemed	(275,000)	–	(300,000)	(450,000)
Total increase (decrease) in shares outstanding	350,000	450,000	900,000	7,225,000

(a)       Inception date of the Fund was December 17, 2024.

The accompanying notes are an integral part of these financial statements.	20

Statements of Changes in Net Assets	Return Stacked ETFs

	Return Stacked U.S. Stocks & Futures Yield ETF (Consolidated)		Return Stacked U.S. Stocks & Gold/Bitcoin ETF (Consolidated)
	Period ended July 31, 2025 (Unaudited)	Period ended January 31, 2025(a)	Period ended July 31, 2025(b) (Unaudited)
OPERATIONS:
Net investment income (loss)	$406,321	$1,010,440	$3,869
Net realized gain (loss)	(15,591,895)	(11,983,251)	400,295
Net change in unrealized appreciation (depreciation)	6,411,914	11,373,895	(40,781)
Net increase (decrease) in net assets from operations	(8,773,660)	401,084	363,383

CAPITAL TRANSACTIONS:
Shares sold	2,256,260	162,071,775	11,542,438
Shares redeemed	(13,377,876)	(14,978,687)	(555,830)
ETF transaction fees (Note 8)	7,817	87,025	–
Net increase (decrease) in net assets from capital transactions	(11,113,799)	147,180,113	10,986,608

NET INCREASE (DECREASE) IN NET ASSETS	(19,887,459)	147,581,197	11,349,991

NET ASSETS:
Beginning of the period	147,581,197	–	–
End of the period	$127,693,738	$147,581,197	$11,349,991

SHARES TRANSACTIONS
Shares sold	125,000	8,025,000	550,000
Shares redeemed	(725,000)	(725,000)	(25,000)
Total increase (decrease) in shares outstanding	(600,000)	7,300,000	525,000

(a)	Inception date of the Fund was May 28, 2024.

(b)	Inception date of the Fund was May 29, 2025.

The accompanying notes are an integral part of these financial statements.	21

Statements of Changes in Net Assets	Return Stacked ETFs

	Return Stacked U.S. Stocks & Managed
	Futures ETF (Consolidated)
	Period ended July
	31, 2025	Year ended
	(Unaudited)	January 31, 2025
OPERATIONS:
Net investment income (loss)	$909,557	$1,705,787
Net realized gain (loss)	(25,968,506)	(5,744,286)
Net change in unrealized appreciation (depreciation)	3,665,728	30,350,933
Net increase (decrease) in net assets from operations	(21,393,221)	26,312,434

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	–	(243,000)
Total distributions to shareholders	–	(243,000)

CAPITAL TRANSACTIONS:
Shares sold	18,048,209	208,651,832
Shares redeemed	(42,218,400)	(10,155,220)
ETF transaction fees (Note 8)	30,133	109,404
Net increase (decrease) in net assets from capital transactions	(24,140,058)	198,606,016

NET INCREASE (DECREASE) IN NET ASSETS	(45,533,279)	224,675,450

NET ASSETS:
Beginning of the period	282,674,002	57,998,552
End of the period	$237,140,723	$282,674,002

SHARES TRANSACTIONS
Shares sold	800,000	8,875,000
Shares redeemed	(1,925,000)	(425,000)
Total increase (decrease) in shares outstanding	(1,125,000)	8,450,000

The accompanying notes are an integral part of these financial statements.	22

Consolidated Financial Highlights	Return Stacked Bonds & Futures
Yield ETF

For a share outstanding throughout the periods presented

	Period ended	Period ended
	July 31, 2025	January 31,
	(Unaudited)	2025(a)
PER SHARE DATA:

Net asset value, beginning of period	$17.51	$20.00

INVESTMENT OPERATIONS:
Net investment income(b)(c)	0.23	0.24
Net realized and unrealized gain (loss) on investments(d)	(1.68)	(2.33)
Total from investment operations	(1.45)	(2.09)

LESS DISTRIBUTIONS FROM:
Net investment income	–	(0.41)
Total distributions	–	(0.41)

ETF transaction fees per share	0.00(e)	0.01
Net asset value, end of period	$16.06	$17.51

TOTAL RETURN(f)	-8.31%	-10.42%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$100,390	$108,580
Ratio of expenses to average net assets(g)(h)	0.95%	0.95%
Ratio of interest expense to average net assets(g)(h)	0.00%(i)	0.00%(i)
Ratio of operational expenses to average net assets excluding interest expense(g)	0.95%	0.95%
Ratio of net investment income (loss) to average net assets(g)(h)	2.83%	2.93%
Portfolio turnover rate(f)(j)	45%	32%

(a)	Inception date of the Fund was August 20, 2024.

(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(c)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.

(d)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.

(e)	Amount represents less than $0.005 per share.

(f)	Not annualized for periods less than one year.

(g)	Annualized for periods less than one year.

(h)	These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the underlying exchange traded funds in which the Fund invests.

(i)	Amount represents less than 0.005%.

(j)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.	23

Consolidated Financial Highlights	Return Stacked Bonds &
Managed Futures ETF

For a share outstanding throughout the periods presented

	Period ended	Year ended	Period ended
	July 31, 2025	January 31,	January 31,
	(Unaudited)	2025	2024(a)
PER SHARE DATA:

Net asset value, beginning of period	$17.17	$16.90	$20.00

INVESTMENT OPERATIONS:
Net investment income(b)(c)	0.23	0.51	0.44
Net realized and unrealized gain (loss) on investments(d)	(1.64)	(0.25)	(3.15)
Total from investment operations	(1.41)	0.26	(2.71)

LESS DISTRIBUTIONS FROM:
Net investment income	–	–	(0.41)
Total distributions	–	–	(0.41)

ETF transaction fees per share	0.00(e)	0.01	0.02
Net asset value, end of period	$15.76	$17.17	$16.90

TOTAL RETURN(f)	-8.24%	1.60%	-13.53%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$75,234	$88,853	$48,585
Ratio of expenses to average net assets(g)(h)	0.95%	0.95%	0.99%
Ratio of interest expense to average net assets(g)(h)	0.00%(i)	0.00%(i)	0.04%
Ratio of operational expenses to average net assets excluding interest expense(g)	0.95%	0.95%	0.95%
Ratio of net investment income (loss) to average net assets(g)(h)	2.86%	2.93%	2.54%
Portfolio turnover rate(f)(j)	37%	103%	259%

(a)	Inception date of the Fund was February 7, 2023.

(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(c)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.

(d)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.

(e)	Amount represents less than $0.005 per share.

(f)	Not annualized for periods less than one year.

(g)	Annualized for periods less than one year.

(h)	These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the underlying exchange traded funds in which the Fund invests.

(i)	Amount represents less than 0.005%.

(j)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.	24

Financial Highlights	Return Stacked Bonds & Merger
Arbitrage ETF

For a share outstanding throughout the periods presented

	Period ended	Period ended
	July 31, 2025	January 31,
	(Unaudited)	2025(a)
PER SHARE DATA:

Net asset value, beginning of period	$20.08	$20.00

INVESTMENT OPERATIONS:
Net investment income(b)	0.15	0.04
Net realized and unrealized gain (loss) on investments(c)	0.69	0.03
Total from investment operations	0.84	0.07

LESS DISTRIBUTIONS FROM:
Net investment income	–	0.00(d)
Total distributions	–	0.00(d)

ETF transaction fees per share	0.01	0.01
Net asset value, end of period	$20.93	$20.08

TOTAL RETURN(e)	4.24%	0.40%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$16,742	$9,034
Ratio of expenses to average net assets(f)	0.98%	0.95%
Ratio of dividends and interest expense to average net assets(f)	0.03%	0.00%(g)
Ratio of tax expenses to average net assets(f)	0.00%(g)	–%
Ratio of operational expenses to average net assets excluding dividends, interest, and tax expense(f)	0.95%	0.95%
Ratio of net investment income (loss) to average net assets(f)	1.42%	1.77%
Portfolio turnover rate(f)(h)	159%	2%

(a)	Inception date of the Fund was December 17, 2024.

(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.01.

(e)	Not annualized for periods less than one year.

(f)	Annualized for periods less than one year.

(g)	Amount represents less than 0.005%.

(h)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.	25

Financial Highlights	Return Stacked Global Stocks &
Bonds ETF

For a share outstanding throughout the periods presented

	Period ended	Year ended	Period ended
	July 31, 2025	January 31,	January 31,
	(Unaudited)	2025	2024(a)
PER SHARE DATA:

Net asset value, beginning of period	$23.96	$21.09	$20.00

INVESTMENT OPERATIONS:
Net investment income(b)(c)	0.18	0.48	0.11
Net realized and unrealized gain (loss) on investments(d)	2.05	2.65	1.11
Total from investment operations	2.23	3.13	1.22

LESS DISTRIBUTIONS FROM:
Net investment income	–	(0.22)	(0.13)
Net realized gains	–	(0.04)	–
Total distributions	–	(0.26)	(0.13)

ETF transaction fees per share	0.00(e)	0.00(e)	0.00(e)
Net asset value, end of period	$26.19	$23.96	$21.09

TOTAL RETURN(f)	9.30%	14.88%	6.06%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$293,333	$246,825	$64,838
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(g)(h)	0.52%	0.50%	0.50%
After expense reimbursement/recoupment(g)(h)	0.37%	0.35%	0.35%
Ratio of interest expense to average net assets(g)(h)	0.00%(i)	0.00%(i)	–%
Ratio of tax expenses to average net assets(g)	0.02%	–%	–%
Ratio of operational expenses to average net assets excluding interest and tax expense(g)(h)	0.35%	0.35%	0.35%
Ratio of net investment income (loss) to average net assets(g)(h)	1.47%	2.06%	3.41%
Portfolio turnover rate(f)(j)	7%	7%	–%

(a)	Inception date of the Fund was December 4, 2023.

(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(c)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.

(d)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.

(e)	Amount represents less than $0.005 per share.

(f)	Not annualized for periods less than one year.

(g)	Annualized for periods less than one year.

(h)	These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments.

(i)	Amount represents less than 0.005%.

(j)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.	26

Consolidated Financial Highlights	Return Stacked U.S. Stocks &
Futures Yield ETF

For a share outstanding throughout the periods presented

	Period ended	Period ended
	July 31, 2025	January 31,
	(Unaudited)	2025(a)
PER SHARE DATA:

Net asset value, beginning of period	$20.22	$20.00

INVESTMENT OPERATIONS:
Net investment income(b)(c)	0.06	0.14
Net realized and unrealized gain (loss) on investments(d)	(1.22)	0.07
Total from investment operations	(1.16)	0.21

ETF transaction fees per share	0.00(e)	0.01
Net asset value, end of period	$19.06	$20.22

TOTAL RETURN(f)	-5.74%	1.09%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$127,694	$147,581
Ratio of expenses to average net assets(g)(h)	0.95%	0.95%
Ratio of interest expense to average net assets(g)(h)	0.00%(i)	0.00%(i)
Ratio of operational expenses to average net assets excluding interest expense(g)	0.95%	0.95%
Ratio of net investment income (loss) to average net assets(g)(h)	0.67%	1.02%
Portfolio turnover rate(f)(j)	47%	75%

(a)	Inception date of the Fund was May 28, 2024.

(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(c)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.

(d)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.

(e)	Amount represents less than $0.005 per share.

(f)	Not annualized for periods less than one year.

(g)	Annualized for periods less than one year.

(h)	These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the underlying exchange traded funds in which the Fund invests.

(i)	Amount represents less than 0.005%.

(j)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.	27

Consolidated Financial Highlights	Return Stacked U.S. Stocks &
Gold/Bitcoin ETF

For a share outstanding throughout the periods presented

Period ended
July 31, 2025(a)
(Unaudited)
PER SHARE DATA:

Net asset value, beginning of period	$20.00

INVESTMENT OPERATIONS:
Net investment income(b)(c)	0.02
Net realized and unrealized gain (loss) on investments(d)	1.60
Total from investment operations	1.62

Net asset value, end of period	$21.62

TOTAL RETURN(e)	8.09%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$11,350
Ratio of expenses to average net assets(f)(g)	0.66%
Ratio of interest expense to average net assets(f)(g)	0.01%
Ratio of operational expenses to average net assets excluding interest expense(f)(g)	0.65%
Ratio of net investment income (loss) to average net assets(f)(g)	0.43%
Portfolio turnover rate(e)(h)	8%

(a)	Inception date of the Fund was May 29, 2025.

(b)	Net investment income per share has been calculated based on average shares outstanding during the period.

(c)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.

(d)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(e)	Not annualized for periods less than one year.

(f)	Annualized for periods less than one year.

(g)	These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the underlying exchange traded funds in which the Fund invests.

(h)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.	28

Consolidated Financial Highlights	Return Stacked U.S. Stocks &
Managed Futures ETF

For a share outstanding throughout the periods presented

	Period ended	Year ended	Period ended
	July 31, 2025	January 31,	January 31,
	(Unaudited)	2025	2024(a)
PER SHARE DATA:

Net asset value, beginning of period	$24.91	$20.00	$20.00

INVESTMENT OPERATIONS:
Net investment income(b)(c)	0.08	0.23	0.11
Net realized and unrealized gain (loss) on investments(d)	(1.80)	4.69	0.06
Total from investment operations	(1.72)	4.92	0.17

LESS DISTRIBUTIONS FROM:
Net investment income	–	–	(0.12)
Net realized gains	–	(0.02)	(0.07)
Total distributions	–	(0.02)	(0.19)

ETF transaction fees per share	0.00(e)	0.01	0.02
Net asset value, end of period	$23.19	$24.91	$20.00

TOTAL RETURN(f)	-6.88%	24.65%	0.92%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$237,141	$282,674	$57,999
Ratio of expenses to average net assets(g)(h)	0.95%	0.95%	0.96%
Ratio of interest expense to average net assets(g)(h)	0.00%(i)	0.00%(i)	–%
Ratio of operational expenses to average net assets excluding interest expense(g)(h)	0.95%	0.95%	0.96%
Ratio of net investment income (loss) to average net assets(g)(h)	0.73%	0.95%	1.32%
Portfolio turnover rate(f)(j)	57%	118%	19%

(a)	Inception date of the Fund was September 5, 2023.

(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(c)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.

(d)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.

(e)	Amount represents less than $0.005 per share.

(f)	Not annualized for periods less than one year.

(g)	Annualized for periods less than one year.

(h)	These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the underlying exchange traded funds in which the Fund invests.

(i)	Amount represents less than 0.005%.

(j)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.	29

Notes to the Financial Statements	Return Stacked ETFs

July 31, 2025 (Unaudited)

NOTE 1 – ORGANIZATION

The Return Stacked Bonds & Futures Yield ETF (the “RSBY ETF”), the Return Stacked Bonds & Managed Futures ETF (the “RSBT ETF”), the Return Stacked Bonds & Merger Arbitrage ETF (the “RSBA ETF”), the Return Stacked Global Stocks and Bonds ETF (the “RSSB ETF”), the Return Stacked U.S. Stocks & Futures Yield ETF (the “RSSY ETF”), the Return Stacked U.S. Stocks & Gold/Bitcoin ETF (the “RSSX ETF”), and the Return Stacked U.S. Stocks & Managed Futures ETF (the “RSST ETF”) (each a “Fund”, and collectively, the “Funds”) are each a non-diversified series of Tidal Trust II (the “Trust”). The Trust was organized as a Delaware statutory trust on January 13, 2022. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares (“Shares”) is registered under the Securities Act of 1933, as amended. The Trust is governed by the Board of Trustees (the “Board”). Tidal Investments LLC (“Tidal Investments” or the “Adviser”), a Tidal Financial Group company, serves as investment adviser to the Funds and Newfound Research LLC (the “Sub-Adviser”) serves as investment sub-adviser to the Funds. ReSolve Asset Management SEZC (Cayman) (“ReSolve” or “Futures Trading Advisor”) serves as futures trading advisor to RSBY ETF, RSBT ETF, RSSY ETF, RSSX ETF and RSST ETF and their respective Subsidiaries. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies.” The RSBY ETF commenced operations on August 20, 2024, the RSBT ETF commenced operations on February 7, 2023, the RSBA ETF commenced operations on December 17, 2024, the RSSB ETF commenced operations on December 4, 2023, the RSSY ETF commenced operations on May 28, 2024, the RSSX ETF commenced operations on May 29, 2025, and the RSST ETF commenced operations on September 5, 2023.

The investment objective of each Fund is to seek long-term capital appreciation.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.	Security Valuation. Equity securities that are listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on The Nasdaq Stock Market, LLC (the “NASDAQ”)), including securities traded over-the-counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on the NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents each day that the Funds are open for business.

Futures contracts are priced by an approved independent pricing service. Futures contracts are valued at the settlement price on the exchange on which they are principally traded.

Under Rule 2a-5 of the 1940 Act, a fair value will be determined by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Adviser, subject to oversight by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security.

As described above, the Funds utilize various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Notes to the Financial Statements	Return Stacked ETFs

July 31, 2025 (Unaudited)

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value each Fund’s investments as of July 31, 2025:

RSBY ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$50,415,826	$—	$—	$50,415,826
Money Market Funds	34,646,851	—	—	34,646,851
Total Investments	$85,062,677	$—	$—	$85,062,677

Other Financial Instruments:(a)
Futures Contracts	$2,162,796	$—	$—	$2,162,796
Total Other Financial Instruments	$2,162,796	$—	$—	$2,162,796

Liabilities:
Other Financial Instruments:(a)
Futures Contracts	$(649,925)	$—	$—	$(649,925)
Total Other Financial Instruments	$(649,925)	$—	$—	$(649,925)

RSBT ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$38,440,794	$—	$—	$38,440,794
Money Market Funds	24,883,035	—	—	24,883,035
Total Investments	$63,323,829	$—	$—	$63,323,829

Other Financial Instruments:(a)
Futures Contracts	$1,760,565	$—	$—	$1,760,565
Total Other Financial Instruments	$1,760,565	$—	$—	$1,760,565

Liabilities:
Other Financial Instruments:(a)
Futures Contracts	$(2,736,820)	$—	$—	$(2,736,820)
Total Other Financial Instruments	$(2,736,820)	$—	$—	$(2,736,820)

Notes to the Financial Statements	Return Stacked ETFs

July 31, 2025 (Unaudited)

RSBA ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks(b)	$12,175,372	$—	$—	$12,175,372
Money Market Funds	1,741,334	—	—	1,741,334
Total Investments	$13,916,706	$—	$—	$13,916,706

Other Financial Instruments:(a)
Futures Contracts	$214,615	$—	$—	$214,615
Total Other Financial Instruments	$214,615	$—	$—	$214,615

Liabilities:
Other Financial Instruments:
Futures Contracts(b)	$(4,739)	$—	$—	$(4,739)
Total Other Financial Instruments	$(4,739)	$—	$—	$(4,739)

RSSB ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds(b)	$264,125,434	$—	$—	$264,125,434
Money Market Funds	14,734,456	—	—	14,734,456
Total Investments	$278,859,890	$—	$—	$278,859,890

Other Financial Instruments:(a)
Futures Contracts	$4,937,957	$—	$—	$4,937,957
Total Other Financial Instruments	$4,937,957	$—	$—	$4,937,957

Liabilities:
Other Financial Instruments:(a)
Futures Contracts(b)	$(79,084)	$—	$—	$(79,084)
Total Other Financial Instruments	$(79,084)	$—	$—	$(79,084)

RSSY ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$96,205,127	$—	$—	$96,205,127
Money Market Funds	11,308,185	—	—	11,308,185
Total Investments	$107,513,312	$—	$—	$107,513,312

Notes to the Financial Statements	Return Stacked ETFs

July 31, 2025 (Unaudited)

Other Financial Instruments:(a)
Futures Contracts	$2,576,477	$—	$—	$2,576,477
Total Other Financial Instruments	$2,576,477	$—	$—	$2,576,477

Liabilities:
Other Financial Instruments:(a)
Futures Contracts	$(784,630)	$—	$—	$(784,630)
Total Other Financial Instruments	$(784,630)	$—	$—	$(784,630)

RSSX ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$9,379,177	$—	$—	$9,379,177
Money Market Funds	780,775	—	—	780,775
Total Investments	$10,159,952	$—	$—	$10,159,952

Liabilities:
Other Financial Instruments:(a)
Futures Contracts	$(370,691)	$—	$—	$(370,691)
Total Other Financial Instruments	$(370,691)	$—	$—	$(370,691)

RSST ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$181,769,330	$—	$—	$181,769,330
Money Market Funds	16,933,295	—	—	16,933,295
Total Investments	$198,702,625	$—	$—	$198,702,625

Other Financial Instruments:(a)
Futures Contracts	$8,057,124	$—	$—	$8,057,124
Total Other Financial Instruments	$8,057,124	$—	$—	$8,057,124

Liabilities:
Other Financial Instruments:(a)
Futures Contracts	$(8,786,659)	$—	$—	$(8,786,659)
Total Other Financial Instruments	$(8,786,659)	$—	$—	$(8,786,659)

(a)	Other Financial Instruments are derivative instruments not reflected in the Schedules of Investments, such as futures contracts, which are presented at the unrealized appreciation (depreciation) on the investment.

(b)	See Schedules of Investments for a more detailed breakout by type.

Notes to the Financial Statements	Return Stacked ETFs

July 31, 2025 (Unaudited)

B.	Derivative Instruments. The Funds have provided additional disclosures below regarding derivatives and hedging activity intending to improve financial reporting by enabling investors to understand how and why the Funds uses futures contracts (a type of derivative), how they are accounted for and how they affect an entity’s results of operations and financial position. The Funds may use derivatives for risk management purposes or as part of their investment strategies. Derivatives are financial contracts whose values depend on, or are derived from, the value of an underlying asset, reference rate or index. The Funds may use derivatives to earn income and enhance returns, to hedge or adjust the risk profile of its portfolio, to replace more traditional direct investments and to obtain exposure to otherwise inaccessible markets.

The average notional amount for futures contracts is based on the monthly notional amounts. The notional amount for futures contracts represents the U.S. dollar value of the contract as of the day of opening the transaction or latest contract reset date. Each Fund’s average net notional value of futures contracts outstanding during the periods ended July 31, 2025, were $120,340,303 for the RSBY ETF, $87,190,502 for the RSBT ETF, $16,662,248 for the RSBA ETF, $294,725,320 for the RSSB ETF, $114,133,092 for the RSSY ETF, $7,254,945 for the RSSX ETF and $199,801,314 for the RSST ETF. The following tables show the effects of derivative instruments on the financial statements.

Statements of Assets and Liabilities

Fair value of derivative instruments as of July 31, 2025:

	Asset Derivatives		Liability Derivatives
Instrument	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value

RSBY ETF
Futures Contracts	Unrealized appreciation		Unrealized depreciation
Commodities Risk	on futures contracts (see	$346,497	on futures contracts (see	$248,808
Equities Risk	Consolidated Statements	412,309	Consolidated Statements	140,321
Currency Risk	of Assets and	1,266,114	of Assets and	-
Interest Rate Risk	Liabilities)	137,876	Liabilities)	260,796
Total		$2,162,796		$649,925

RSBT ETF
Futures Contracts	Unrealized appreciation		Unrealized depreciation
Commodities Risk	on futures contracts (see	$75,442	on futures contracts (see	$1,318,350
Equities Risk	Consolidated Statements	1,541,316	Consolidated Statements	1,443
Currency Risk	of Assets and	77,903	of Assets and	1,311,089
Interest Rate Risk	Liabilities)	65,904	Liabilities)	105,938
Total		$1,760,565		$2,736,820

RSBA ETF
Futures Contracts
	Unrealized appreciation		Unrealized depreciation
	on futures contracts (see		on futures contracts (see
	Statements of Assets and		Statements of Assets and
Interest Rate Risk	Liabilities)	$214,615	Liabilities)	$4,739
Total		$214,615		$4,739

RSSB ETF
Futures Contracts
	Unrealized appreciation		Unrealized depreciation
	on futures contracts (see		on futures contracts (see
Equities Risk	Statements of Assets and	$1,324,044	Statements of Assets and	$-
Interest Rate Risk	Liabilities)	3,613,913	Liabilities)	79,084
Total		$4,937,957		$79,084

Notes to the Financial Statements	Return Stacked ETFs

July 31, 2025 (Unaudited)

RSSY ETF
Futures Contracts			Unrealized depreciation
Commodities Risk	Unrealized appreciation	$438,031	on futures contracts (see	$318,430
Equities Risk	on futures contracts (see	445,941	Consolidated Statements	181,745
Currency Risk	Consolidated Statements	1,617,283	of Assets and	-
Interest Rate Risk	of Assets and Liabilities)	75,222	Liabilities)	284,455
Total		$2,576,477		$784,630

RSSX ETF
Futures Contracts
Commodities Risk	Unrealized appreciation	$-	Unrealized depreciation	$336,509
Equities Risk	on futures contracts (see	-	on futures contracts (see	15,176
Currency Risk	Consolidated Statements	-	Consolidated Statements	19,006
Interest Rate Risk	of Assets and Liabilities)	-	of Assets and Liabilities)	-
Total		$-		$370,691

RSST ETF
Futures Contracts
Commodities Risk	Unrealized appreciation	$242,804	Unrealized depreciation	$4,207,501
Equities Risk	on futures contracts (see	7,490,842	on futures contracts (see	3,933
Currency Risk	Consolidated Statements	246,077	Consolidated Statements	4,285,602
Interest Rate Risk	of Assets and Liabilities)	77,401	of Assets and Liabilities)	289,623
Total		$8,057,124		$8,786,659

Statements of Operations

The effect of derivative instruments on the Statements of Operations for the periods ended July 31, 2025:

Instrument	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
RSBY ETF	Net realized gain (loss)
Futures Contracts	and unrealized
Commodities Risk	appreciation (depreciation)	$(12,946,032)	$1,595,619
Equities Risk	on futures contracts	1,684,976	629,809
Currency Risk		(3,330,890)	33,551
Interest Rate Risk		(1,553,819)	1,946,733
Total		$(16,145,765)	$4,205,712
RSBT ETF	Net realized gain (loss)
Futures Contracts	and unrealized
Commodities Risk	appreciation (depreciation)	$663,925	$(1,273,211)
Equities Risk	on futures contracts	(1,784,537)	92,465
Currency Risk		(2,770,884)	(2,261,824)
Interest Rate Risk		(2,641,868)	474,754
Total		$(6,533,364)	$(2,967,816)
RSBA ETF	Net realized gain (loss)
Futures Contracts	and unrealized
	appreciation (depreciation)
	on futures contracts
Interest Rate Risk		$(67,281)	$197,486
Total		$(67,281)	$197,486
RSSB ETF	Net realized gain (loss)
Futures Contracts	and unrealized
	appreciation (depreciation)
	on futures contracts
Equities Risk		$(555,961)	$1,663,874
Interest Rate Risk		(2,754,330)	5,960,642

Notes to the Financial Statements	Return Stacked ETFs

July 31, 2025 (Unaudited)

Total		$(3,310,291)	$7,624,516
RSSY ETF	Net realized gain (loss)
Futures Contracts	and unrealized
Commodities Risk	appreciation (depreciation)	$(15,750,683)	$2,148,248
Equities Risk	on futures contracts	3,069,371	421,304
Currency Risk		(3,525,129)	(98,773)
Interest Rate Risk		(909,792)	1,680,600
Total		$(17,116,233)	$4,151,379
RSSX ETF	Net realized gain (loss)
Futures Contracts	and unrealized
	appreciation (depreciation)
Commodities Risk	on futures contracts	$190,541	$(336,509)
Equities Risk		107,171	(15,176)
Currency Risk		98,210	(19,006)
Total		$395,922	$(370,691)
RSST ETF	Net realized gain (loss)
Futures Contracts	and unrealized
Commodities Risk	appreciation (depreciation)	$2,261,473	$(4,035,867)
Equities Risk	on futures contracts	(8,104,146)	4,132,537
Currency Risk		(7,634,920)	(7,749,684)
Interest Rate Risk		(10,239,024)	1,830,717
Total		$(23,716,617)	$(5,822,297)

The Funds are not subject to master netting agreements; therefore, no additional disclosures regarding netting arrangements are required.

C.	Federal Income Taxes. The Funds have each elected to be taxed as a regulated investment company (“RIC”) and intend to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to RICs. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to RICs, each Fund intends to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years. As a RIC, each Fund is subject to a 4% excise tax that is imposed if a Fund does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income (not taking into account any capital gain or loss) for the calendar year and (ii) 98.2% of its capital gain in excess of its capital loss (adjusted for certain ordinary losses) for a one year period generally ending on October 31 of the calendar year (unless an election is made to use the Funds’ fiscal year). The Funds generally intend to distribute income and capital gains in the manner necessary to minimize (but not necessarily eliminate) the imposition of such excise tax. The Funds may retain income or capital gains and pay excise tax when it is determined that doing so is in the best interest of shareholders. Management evaluates the costs of the excise tax relative to the benefits of retaining income and capital gains, including that such undistributed amounts (net of the excise tax paid) remain available for investment by the Funds and are available to supplement future distributions. Tax expense is disclosed in the Statements of Operations, if applicable.

As of July 31, 2025, the Funds did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Funds identify their major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations. The Subsidiaries (defined in Note 2.G.) are exempted Cayman investment companies and as such are not subject to Cayman Island taxes at the present time. For U.S. income tax purposes, the Subsidiaries are controlled foreign corporations not subject to U.S. income taxes. As wholly-owned controlled foreign corporations, the Subsidiaries’ net income and capital gains, if any, will be included each year in the Funds’ investment company taxable income.

D.	Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates.

Notes to the Financial Statements	Return Stacked ETFs

July 31, 2025 (Unaudited)

E.	Futures Contracts. The Funds may purchase futures contracts to gain long exposure to long-term U.S. Treasury bonds, commodities, foreign government bonds, foreign stock indexes, and U.S. stock indexes. The purchase of futures contracts may be more efficient or cost-effective than buying the underlying securities or assets. A futures contract is an agreement that obligates the buyer to buy and the seller to sell a specified quantity of an underlying asset (or settle for cash the value of a contract based on an underlying asset, rate, or index) at a specific price on the contract maturity date. Upon entering into a futures contract, the Funds are required to pledge to the counterparty an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum “initial margin” requirements of the exchange or the broker. Thereafter, a “variation margin” amount may be required to be paid by the Funds or received by the Funds in accordance with margin controls set for such accounts, depending upon changes in the marked-to market value of the futures contract. The account is marked-to market daily and the variation margin is monitored by the Adviser and Custodian (defined below) on a daily basis. When the contract is closed, the Funds record a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Funds will cover their current obligations under futures contracts by the segregation of liquid assets or by entering into offsetting transactions or owning positions covering its obligations. The Funds’ use of futures contracts may involve risks that are different from, or possibly greater than, the risk associated with investing directly in securities or other more traditional instruments. These risks include the risk that the value of the futures contracts may not correlate perfectly, or at all, with the value of the assets, reference rates, or indices that they are designed to track. Other risks include: an illiquid secondary market for a particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; the risk that adverse price movements in an instrument can result in a loss substantially greater than a Fund’s initial investment in that instrument (in some cases, the potential loss is unlimited); and the risk that a counterparty will not perform its obligations. The Funds had futures contracts activity during the periods ended July 31, 2025. Realized and unrealized gains and losses are included in the Statements of Operations. The futures contracts held by the Funds are exchange-traded with PhillipCapital, Inc. or StoneX acting as the futures commission merchant.

F.	Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.

G.	Basis for Consolidation for the Fund. The RSBY ETF, RSBT ETF, RSSY ETF, RSSX ETF, and RSST ETF invest in the Return Stacked RSBY Cayman Subsidiary (“RSBY CFC”), Return Stacked Cayman Subsidiary (“RSBT CFC”), Return Stacked RSSY Cayman Subsidiary (“RSSY CFC”), Return Stacked RSSX Cayman Subsidiary (“RSSX CFC”), and Newfound RSST Cayman Subsidiary (“RSST CFC”), respectively (collectively, the “Subsidiaries”). Each Fund may invest up to 25% of its total assets in its respective Subsidiary. The Subsidiaries will generally invest in futures contracts that do not generate “qualifying income” under the source of income test required to qualify as a RIC under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Unlike the Funds, the Subsidiaries may invest without limitation in futures contracts; however, the Subsidiaries will comply with the same 1940 Act, requirements that are applicable to the Funds’ transactions in derivatives. In addition, the Subsidiaries will be subject to the same fundamental investment restrictions and will follow the same compliance policies and procedures as the Funds. Unlike the Funds, the Subsidiaries will not seek to qualify as a RIC under the Code. The Funds are the sole investor in their respective Subsidiaries and do not expect the shares of the Subsidiaries to be offered or sold to other investors. All inter-company accounts and transactions have been eliminated in the consolidation of the Funds and their Subsidiaries.

Each Fund’s investment in its Subsidiary as of July 31, 2025 was as follows:

Fund	Subsidiary	Net Assets	Fund
RSBY ETF	RSBY CFC	$3,168,311	3.2%
RSBT ETF	RSBT CFC	$2,618,462	3.5%
RSSY ETF	RSSY CFC	$3,823,846	3.0%
RSSX ETF	RSSX CFC	$2,038,244	18.0%
RSST ETF	RSST CFC	$6,457,687	2.7%

Notes to the Financial Statements	Return Stacked ETFs

July 31, 2025 (Unaudited)

H.	Derivatives Transactions. Pursuant to Rule 18f-4 under the 1940 Act, the SEC imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation and cover framework arising from prior SEC guidance for covering derivatives and certain financial instruments currently used by funds to comply with Section 18 of the 1940 Act and treats derivatives as senior securities. Under Rule 18f-4, a fund’s derivatives exposure is limited through a value-at-risk test. Funds whose use of derivatives is more than a limited specified exposure amount are required to establish and maintain a comprehensive derivatives risk management program, subject to oversight by a fund’s board of trustees, and appoint a derivatives risk manager. The Funds have implemented a Rule 18f-4 Derivative Risk Management Program that complies with Rule 18f-4.

I.	Deposits at Broker for Futures. Deposits at broker for futures represents amounts that are held by third parties under certain of the Funds’ derivative transactions. Such cash is excluded from cash and equivalents in the Consolidated Statements of Assets and Liabilities. Cash and cash equivalents and deposits at broker are subject to credit risk to the extent those balances exceed applicable Securities Investor Protection Corporations (“SIPC”) or Federal Deposit Insurance Corporation (“FDIC”) limitations.

J.	Short Sales. RSBA ETF may make short sales as part of their overall portfolio management strategies or to offset a potential decline in value of a security. A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. RSBA ETF may engage in short sales with respect to securities it owns, as well as securities that it does not own. Short sales expose RSBA ETF to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed security (also known as “covering” the short position) at a time when the security sold short has appreciated in value, thus resulting in a loss to RSBA ETF. A gain on a short sale is limited to the price at which a Fund sold the security short and a loss, unlimited in size, will be recognized upon the termination of the short sale. RSBA ETF’s investment performance may also suffer if either RSBA ETF is required to close out a short position earlier than they had intended. RSBA ETF must segregate assets determined to be liquid in accordance with procedures established by the Board, or otherwise cover its positions in a permissible manner. RSBA ETF will be required to pledge their liquid assets to the broker to secure their performance on short sales. As a result, the assets pledged may not be available to meet the RSBA ETF’s needs for immediate cash or other liquidity. Interest income is accrued on cash proceeds held at the broker for short sales. In addition, RSBA ETF may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with RSBA ETF’s open short positions. These types of short sales expenses are sometimes referred to as the “negative cost of carry,” and will tend to cause RSBA ETF to lose money on a short sale even in instances where the price of the security sold short does not change over the duration of the short sale. Dividend expenses on securities sold short will be borne by the shareholders of RSBA ETF.

K.	Distributions to Shareholders. Distributions to shareholders from net investment income, if any, for the Funds are declared and paid annually. Distributions to shareholders from net realized gains on securities, if any, for the Funds normally are declared and paid at least annually. Distributions are recorded on the ex-dividend date.

L.	Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

M.	Share Valuation. The net asset value (“NAV”) per Share is calculated by dividing the sum of the value of the securities held by the Funds, plus cash or other assets, minus all liabilities by the total number of shares outstanding for the Funds, rounded to the nearest cent. Fund shares will not be priced on the days on which the Cboe BZX Exchange, Inc. (“CboeBZX”) is closed for trading.

N.	Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

O.	Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that each Fund limit its illiquid investments that are assets to no more than 15% of the value of the Fund’s net assets. An illiquid investment is any security that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If a Fund should be in a position where the value of illiquid investments held by the Fund exceeds 15% of the Fund’s net assets, the Fund will take such steps as set forth in the Program.

Notes to the Financial Statements	Return Stacked ETFs

July 31, 2025 (Unaudited)

NOTE 3 – PRINCIPAL INVESTMENT RISKS

Bond Risks (RSBY ETF, RSBT ETF & RSSB ETF Only). Each Fund will be subject to bond and fixed income risks through its investments in U.S. Treasury securities, broad-based bond ETFs, and investments in U.S. Treasury and fixed-income futures contracts. Changes in interest rates generally will cause the value of fixed-income and bond instruments held by each Fund (or underlying ETFs) to vary inversely to such changes. Prices of longer-term fixed-income instruments generally fluctuate more than the prices of shorter-term fixed-income instruments as interest rates change. Fixed-income instruments that are fixed-rate are generally more susceptible than floating-rate loans to price volatility related to changes in prevailing interest rates. The prices of floating-rate fixed-income instruments tend to have less fluctuation in response to changes in interest rates, but will have some fluctuation, particularly when the next interest rate adjustment on such security is further away in time or adjustments are limited in amount over time. Each Fund (or underlying ETFs) may invest in short-term securities that, when interest rates decline, affect each Fund’s (or underlying ETF’s) yield as these securities mature or are sold and each Fund (or underlying ETFs) purchases new short-term securities with lower yields. An obligor’s willingness and ability to pay interest or to repay principal due in a timely manner may be affected by, among other factors, its cash flow.

Bitcoin Investment Risks (RSSX ETF Only). The Fund’s indirect investment in bitcoin, through investment in bitcoin futures and/or bitcoin Underlying Funds, exposes it to the unique risks of this emerging innovation. Bitcoin’s price is highly volatile, and its market is influenced by the changing bitcoin network, fluctuating acceptance levels, and unpredictable usage trends. Not being a legal tender and operating outside central authority systems like banks, bitcoin faces potential government restrictions. For instance, some countries may limit or ban bitcoin transactions, negatively impacting its market value.

The risks associated with bitcoin include the possibility of fraud, theft, market manipulation, and security breaches in trading platforms. A small group of large bitcoin holders, known as “whales,” can significantly influence bitcoin’s price and may have the ability to manipulate the price. The largely unregulated nature of bitcoin and its trading venues heightens risks of fraudulent activities and market manipulation, which could affect bitcoin’s price. For example, if a group of miners gains control over a majority of the bitcoin network, they could manipulate transactions to their advantage. Historical instances have seen bitcoin trading venues shut down due to fraud or security breaches, often leaving investors without recourse and facing significant losses.

Updates to bitcoin’s software, proposed by developers, can lead to the creation of new digital assets, or “forks,” if not broadly adopted. This can impact bitcoin’s demand and the Fund’s performance. The extreme volatility of bitcoin’s market price can result in shareholder losses. Furthermore, the operation of bitcoin trading platforms may be disrupted or cease altogether due to various issues, further affecting bitcoin’s price and the Fund’s investments.

The value of bitcoin has historically been subject to significant speculation, making trading and investing in bitcoin reliant on market sentiment rather than traditional fundamental analysis.

Bitcoin’s price can be influenced by events unrelated to its security or utility, including instability in other speculative areas of the crypto/blockchain space, potentially leading to substantial declines in its value.

Risks associated with crypto asset trading platforms include fragmentation, regulatory non-compliance, and the possibility of enforcement actions by regulatory authorities, which could impact the valuation of bitcoin-linked derivatives held by the Fund.

The security of the Bitcoin Blockchain may be compromised if a single miner or group controls more than 50% of the network’s hashing power, where hashing power refers to the computational capacity used to validate and secure transactions on the blockchain.

Proposed changes to the bitcoin protocol may not be universally adopted, leading to the creation of competing blockchains (forks) with different assets and participants, exemplified by past forks like Bitcoin Cash and Bitcoin SV.

The Bitcoin Blockchain protocol may contain vulnerabilities that attackers could exploit to disrupt its operation, potentially compromising the security and reliability of the network.

Emerging alternative public blockchains, particularly those emphasizing privacy through technologies like zero-knowledge cryptography, pose risks and challenges to the dominance of the Bitcoin Blockchain as a payment system.

Common impediments to adopting the Bitcoin Blockchain as a payment network include slow transaction processing, variability in transaction fees, and the volatility of bitcoin’s price, which may deter widespread adoption by businesses and consumers.

The development and use of “Layer II solutions” are critical for the scalability and functionality of the Bitcoin Blockchain, but they also introduce risks such as off-chain transaction execution, which could affect transparency and security. Layer II solutions are off-chain protocols that improve scalability and reduce transaction costs by processing transactions outside the main blockchain network.

Adoption and use of other blockchains supporting advanced applications like smart contracts present challenges to the dominance of the Bitcoin Blockchain, potentially impacting its long-term relevance and utility in the evolving landscape of blockchain technology.

Notes to the Financial Statements	Return Stacked ETFs

July 31, 2025 (Unaudited)

The Fund’s strategy may be harmed to the extent bitcoin is viewed less as a risk asset, and more as, like gold, a safe haven asset, resulting in the two assets having a much higher correlation and a less stable investment trajectory for the Fund.

Digital Assets Risk (RSSX ETF Only). Digital assets like bitcoin, designed as mediums of exchange, are still an emerging asset class and are not presently widely used as such. They operate independently of any central authority or government backing and are subject to regulatory changes and extreme price volatility. The trading platforms for digital assets are relatively new, largely unregulated or possibly operating out of compliance with regulations, and thus more vulnerable to fraud and failures compared to traditional, regulated exchanges. Shutdowns of these platforms due to fraud, technical glitches, or security issues can significantly affect digital asset prices and market volatility.

Cayman Subsidiary Risk (RSBY ETF, RSBT ETF, RSSY ETF & RSST ETF Only). By investing in the Subsidiaries, the Funds are indirectly exposed to the risks associated with each Subsidiary’s investments. The futures contracts and other investments held by the Subsidiaries are subject to the same economic risks that apply to similar investments if held directly by the Funds. The Subsidiaries are not registered under the 1940 Act, and, are not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States and the Cayman Islands could result in the inability of the Funds and/or the Subsidiaries to continue to operate as they do currently and could adversely affect the Funds. For example, the Cayman Islands do not currently impose any income, corporate or capital gains tax or withholding tax on the Subsidiaries. If the Cayman Islands law changes such that the Subsidiaries must pay the Cayman Islands taxes, the Funds’ shareholders would likely suffer decreased investment returns.

Derivatives Risk (RSBY ETF, RSBT ETF, RSBA ETF, RSSB ETF, RSSY ETF & RSST ETF Only). Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, commodities, currencies, funds (including ETFs), interest rates or indexes. Each Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or a Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in the underlying reference asset or assets. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Funds to losses in excess of those amounts initially invested. In addition, the Funds’ investments in derivatives are subject to the following risks:

●	Futures Contracts. Risks of futures contracts include: (i) an imperfect correlation between the value of the futures contract and the underlying asset; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be unlimited; (v) an obligation for the Funds to make daily cash payments to maintain their required margin, particularly at times when the Funds may have insufficient cash; and (vi) unfavorable execution prices from rapid selling.

●	Options Contracts (RSBA ETF Only). The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events.

●	Swap Agreements (RSBA ETF Only). Swap agreements involve the risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund. Additionally, certain unexpected market events or significant adverse market movements could result in the Fund not holding enough assets to be able to meet its obligations under the agreement. Such occurrences may negatively impact the Fund’s ability to implement its principal investment strategies and could result in losses to the Fund.

Equity Market Risk (RSBA ETF, RSSX ETF & RSST ETF Only). By virtue of the Funds’ investments in or exposure to equity securities, the Funds are subject to equity market risk. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers. Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Funds invest.

Market Capitalization Risk (RSBA ETF Only).

●	Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

●	Mid-Capitalization Investing. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large-capitalization stocks or the stock market as a whole.

Notes to the Financial Statements	Return Stacked ETFs

July 31, 2025 (Unaudited)

●	Small-Capitalization Investing. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.

Gold Investment Risks (RSSX ETF Only). The Fund will not invest directly in gold but will gain exposure through gold futures contracts and gold Underlying Funds. These investments are subject to significant risk due to the inherent volatility and unpredictability of the commodities markets. The value of these investments is typically derived from the price movements of physical gold or related economic variables. Price fluctuations in gold linked instruments can be swift and substantial, often showing a low correlation with the returns of traditional equity and bond markets and may not align with trends in other asset classes.

Numerous factors can influence the price of gold, gold futures contracts and gold Underlying Funds, including overall market movements, interest rate changes, and variations in global supply and demand. Additionally, the volume of gold imports and exports, production factors such as weather conditions, and technological advances in gold processing and mining can significantly impact gold prices. Increased hedging activities, economic conditions, regulatory developments, and political stability also play crucial roles. Furthermore, global supply and demand dynamics, political and economic events, inflation expectations, currency exchange rates, and investment activities of hedge funds and commodity funds can all affect gold prices. Sharp fluctuations in gold markets may result in potential losses. In addition, gold markets have experienced extended periods of flat or declining prices. Investors should also be aware that while gold is often used to preserve wealth, there is no assurance that it will maintain its long-term value in terms of purchasing power.

Underlying ETFs Risks (RSSB ETF & RSSY ETF Only). The Funds will incur higher and duplicative expenses because they invest in other ETFs (e.g., Global equity ETFs). There is also the risk that the Funds may suffer losses due to the investment practices of the underlying ETFs. The Funds will be subject to substantially the same risks as those associated with the direct ownership of securities held by the underlying ETFs. Additionally, underlying ETFs are also subject to the “ETF Risks” described in each Fund’s prospectus.

As with any investment, there is a risk that you could lose all or a portion of your principal investment in the Funds. The Funds are subject to the above principal risks, as well as other principal risks which may adversely affect the Fund’s NAV, trading price, yield, total return and/or ability to meet its objective. For more information about the risks of investing in the Funds, see the section in each Fund’s Prospectus titled “Additional Information About the Fund — Principal Investment Risks.”

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser serves as investment adviser to the Funds pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Funds (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and oversight of the Board. The Adviser is also responsible for trading portfolio securities for the Funds, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Board. The Adviser provides oversight of the Sub-Adviser and review of the Sub-Adviser’s performance. The Adviser also serves as adviser to the Subsidiaries pursuant to advisory agreements between the Adviser and the Subsidiaries (the “Subsidiary Advisory Agreements”). The Adviser does not receive any compensation for services rendered by the Adviser as investment adviser to the Subsidiaries and is not entitled to any compensation under the Subsidiary Advisory Agreements.

Pursuant to the Advisory Agreement, each Fund pays the Adviser a unitary management fee (the “Investment Advisory Fee”) based on the average daily net assets of each Fund as follows:

		Investment Advisory Fee
Fund	Investment Advisory Fee	After Waiver
RSBY ETF	0.95%	N/A
RSBT ETF	0.95%	N/A
RSBA ETF	0.95%	N/A
RSSB ETF (a)	0.50%	0.35%
RSST ETF	0.95%	N/A
RSSX ETF	0.65%	N/A
RSSY ETF	0.95%	N/A

Notes to the Financial Statements	Return Stacked ETFs

July 31, 2025 (Unaudited)

(a)	The Adviser has contractually agreed to waive to 0.35% of its Investment Advisory Fee for the RSSB ETF until at least May 31, 2026 (the “Fee Waiver Agreement”). The Fee Waiver Agreement may be terminated only by, or with the consent of, the Board. Any waived Investment Advisory Fees waived with respect to the RSSB ETF are not subject to reimbursement to the Adviser by the Fund. Investment Advisory Fees for the period ended July 31, 2025 are disclosed in the Statements of Operations.

Out of the Investment Advisory Fees, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Funds, including the cost of sub-advisory, transfer agency, custody, fund administration, and all other related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay, or require the Sub-Adviser to pay, all expenses incurred by each Fund except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by each Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”), and the Investment Advisory Fees payable to the Adviser. The Investment Advisory Fees incurred are paid monthly to the Adviser. Investment Advisory Fees for the periods ended July 31, 2025 are disclosed in the Statements of Operations.

ReSolve serves as the futures trading advisor to RSBY ETF, RSBT ETF, RSSY ETF, RSSX ETF, RSST ETF and each Subsidiary, pursuant to a trading advisory agreement (the “Trading Advisory Agreement”) between the Adviser and the Futures Trading Advisor.

Pursuant to the Trading Advisory Agreement, the Futures Trading Advisor is responsible for the day-to-day management of the respective Funds’ commodities portfolio, including recommending commodities investments to be purchased and sold by the respective Funds, subject to the supervision of the Adviser and the Board. The Futures Trading Advisor is paid a fee by the Adviser, which is calculated daily and paid monthly, at an annual rate of 0.04% of the respective Funds’ average daily net assets.

The Futures Trading Advisor also serves as the futures trading advisor to each of the Subsidiaries, respectively, organized under the laws of the Cayman Islands as an exempted company, pursuant to trading advisory agreements between the Adviser and the Futures Trading Advisor (the “Subsidiary Trading Advisory Agreements”). Under the Subsidiary Trading Advisory Agreements, the Futures Trading Advisor is responsible for the day-to-day management of each Subsidiary’s commodities portfolio, including making recommendations about the commodities investments to be purchased and sold by each Subsidiary, subject to the supervision of the Adviser and the Board. The Futures Trading Advisor is not paid an additional fee under the Subsidiary Trading Advisory Agreements.

The Sub-Adviser serves as investment sub-adviser to the Funds, pursuant to the sub-advisory agreement between the Adviser and the Sub-Adviser with respect to the Funds (the “Sub-Advisory Agreement”). Pursuant to the Sub-Advisory Agreement, the Sub-Adviser is responsible for the day-to-day management of each Fund’s portfolio, including determining the securities purchased and sold by the Funds, subject to the supervision of the Adviser and the Board. The Sub-Adviser is paid a fee by the Adviser, which is calculated daily and paid monthly. The Sub-Adviser and Resolve have agreed to assume the Adviser’s obligation to pay a portion of expenses incurred by the Funds, except for Excluded Expenses. For assuming the payment obligation, the Adviser has agreed to pay to the Sub-Adviser and Resolve a corresponding share of the profits, if any, generated by the Funds’ Investment Advisory Fees, less a contractual fee retained by the Adviser. Expenses incurred by the Funds and paid by the Sub-Adviser include fees charged by Tidal, (defined below), which is an affiliate of the Adviser.

Tidal ETF Services LLC (“Tidal”), a Tidal Financial Group company and an affiliate of the Adviser, serves as the Funds’ administrator and, in that capacity, performs various administrative and management services for the Funds. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers. As compensation for the services it provides, Tidal receives a fee based on each Fund’s average daily net assets, subject to a minimum annual fee. Tidal also is entitled to certain out-of-pocket expenses for the services mentioned above.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds’ sub-administrator, fund accountant and transfer agent. In those capacities, Fund Services performs various administrative and accounting services for the Funds. Fund Services prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Funds’ custodian. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian.

Foreside Fund Services, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ Shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Funds.

The Board has adopted a Distribution (Rule 12b-1) Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to pay distribution fees for the sale and distribution of its Shares. No Rule 12b-1 fees are currently paid by the Funds, and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because the fees are paid out of the Funds’ assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

Notes to the Financial Statements	Return Stacked ETFs

July 31, 2025 (Unaudited)

NOTE 5 – SEGMENT REPORTING

In accordance with the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, the Funds have evaluated their business activities and determined that they each operate as a single reportable segment.

Each Fund’s investment activities are managed by the Adviser, which serves as the Chief Operating Decision Maker (“CODM”). The Adviser is responsible for assessing each Fund’s financial performance and allocating resources. In making these assessments, the Adviser evaluates each Fund’s financial results on an aggregated basis, rather than by separate segments. As such, the Funds do not allocate operating expenses or assets to multiple segments, and accordingly, no additional segment disclosures are required.

The Funds primarily generate income through dividends, interest, and realized/unrealized gains on their investment portfolios. Expenses incurred, including management fees, Fund operating expenses, and transaction costs, are considered general Fund-level expenses and are not allocated to specific segments or business lines.

Management has determined that the Funds do not meet the criteria for disaggregated segment reporting under ASU 2023-07 and will continue to evaluate its reporting requirements in accordance with applicable accounting standards.

NOTE 6 – PURCHASES AND SALES OF SECURITIES

For the periods ended July 31, 2025, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, U.S. government securities, in-kind transactions, and purchases and sales of the Subsidiaries, were as follows:

Fund	Purchases	Sales
RSBY ETF	$23,272,853	$27,369,990
RSBT ETF	15,196,276	21,501,971
RSBA ETF	22,004,030	12,779,419
RSSB ETF	26,821,630	17,190,447
RSSY ETF	44,576,599	61,218,241
RSSX ETF	9,486,249	441,357
RSST ETF	109,008,882	143,458,220

For the periods ended July 31, 2025, there were no purchases or sales of long-term U.S. government securities for the Funds.

For the periods ended July 31, 2025, in-kind transactions associated with creations and redemptions for the Funds were as follows:

Fund	Purchases	Sales and Maturities	Realized Gain (Loss)
RSBY ETF	$-	$-	$-
RSBT ETF	-	-	-
RSBA ETF	-	-	-
RSSB ETF	15,926,152	5,958,745	975,752
RSSY ETF	-	-	-
RSSX ETF	-	-	-
RSST ETF	-	-	-

NOTE 7 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the periods ended July 31, 2025 (estimated) and the prior fiscal periods ended January 31, 2025 were as follows:

July 31, 2025 (estimated):

Notes to the Financial Statements	Return Stacked ETFs

July 31, 2025 (Unaudited)

Distributions paid from:	RSBY ETF	RSBT ETF	RSBA ETF	RSSB ETF
Ordinary income	$-	$-	$-	$-
Long-term capital gain	-	-	-	-
Return of capital	-	-	-	-
Total distributions paid	$-	$-	$-	$-

Distributions paid from:	RSSY ETF	RSSX ETF	RSST ETF
Ordinary income	$-	$-	$-
Long-term capital gain	-	-	-
Return of capital	-	-	-
Total distributions paid	$-	$-	$-

January 31, 2025:

Distributions paid from:	RSBY ETF	RSBT ETF	RSBA ETF	RSSB ETF
Ordinary income	$2,385,634	$-	$1,263	$2,099,440
Long-term capital gain	-	-	-	331,949
Return of capital	-	-	-	-
Total distributions paid	$2,385,634	$-	$1,263	$2,431,389

Distributions paid from:	RSSY ETF	RSST ETF
Ordinary income	$-	$-
Long-term capital gain	-	243,000
Return of capital	-	-
Total distributions paid	$-	$243,000

As of January 31, 2025, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

	RSBY ETF	RSBT ETF	RSBA ETF	RSSB ETF
Investments, at cost (a)	$92,841,373	$77,200,196	$8,172,198	$215,571,969
Gross tax unrealized appreciation	61,044	842,680	45,473	19,040,776
Gross tax unrealized depreciation	(2,244,770)	(459,177)	(31,275)	(655,105)
Net tax unrealized appreciation (depreciation)	(2,183,726)	383,503	14,198	18,385,671
Undistributed ordinary income (loss)	2,848,489	1,151,876	20,722	1,327,577
Undistributed long-term capital gain (loss)	-	-	7,434	-
Total distributable earnings/(accumulated losses)	2,848,489	1,151,876	28,156	1,327,577
Other accumulated gain (loss)	(10,149,509)	(4,346,676)	-	(4,153,371)
Total distributable earnings/(accumulated losses)	$(9,484,746)	$(2,811,297)	$42,354	$15,559,877

Notes to the Financial Statements	Return Stacked ETFs

July 31, 2025 (Unaudited)

	RSSY ETF	RSST ETF
Investments, at cost (a)	$112,477,589	$216,090,530
Gross tax unrealized appreciation	13,774,403	29,923,766
Gross tax unrealized depreciation	(953,864)	(2,398,610)
Net tax unrealized appreciation (depreciation)	12,820,539	27,525,156
Undistributed ordinary income (loss)	3,687,309	3,964,528
Undistributed long-term capital gain (loss)	-	-
Total distributable earnings/(accumulated losses)	3,687,309	3,964,528
Other accumulated gain (loss)	(21,511,777)	(400,483)

Total distributable earnings/(accumulated losses)	$(5,003,929)	$31,089,201

(a)               The difference between book and tax-basis cost of investments was attributable primarily to the treatment of wash sales and mark-to-market treatment of futures contracts.

Net capital losses incurred after October 31 (post-October losses) and net investment losses incurred after December 31 (late-year losses), and within the taxable year, may be elected to be deferred to the first business day of each Fund’s next taxable year. As of the prior fiscal periods ended January 31, 2025, the Funds had not elected to defer any post-October or late-year losses.

As of the prior fiscal periods ended January 31, 2025, the Funds had long-term and short-term capital loss carryovers of the following, which do not expire.

Fund	Short-Term	Long-Term
RSBY ETF	$4,072,299	$6,077,210
RSBT ETF	1,398,968	2,947,708
RSBA ETF	-	-
RSSB ETF	1,651,171	2,502,200
RSSY ETF	17,125,731	4,386,046
RSST ETF	-	400,483

NOTE 8 – SHARES TRANSACTIONS

Shares of the Funds are listed and traded on CboeBZX. Market prices for the Shares may be different from their NAV. The Funds issue and redeem Shares on a continuous basis at NAV generally in large blocks of Shares, called Creation Units. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, Shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the Shares directly from the Funds. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Each Fund currently offers one class of Shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Funds is $300, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units and Redemption Units of up to a maximum of 2% of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees are imposed to compensate the Funds for transaction costs associated with cash transactions. Variable fees received by the Funds, if any, are disclosed in the capital shares transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of Shares of beneficial interest, with no par value. All Shares of the Funds have equal rights and privileges.

Notes to the Financial Statements	Return Stacked ETFs

July 31, 2025 (Unaudited)

NOTE 9 – RECENT MARKET EVENTS

U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions and tariffs, political events, armed conflict, war, and geopolitical conflict. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. As a result, the risk environment remains elevated. The Adviser and Sub-Adviser will monitor developments and seek to manage the Funds in a manner consistent with achieving the Funds’ investment objective, but there can be no assurance that they will be successful in doing so.

NOTE 10 – SUBSEQUENT EVENTS

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there are no subsequent events that would need to be recognized or disclosed in the Funds’ financial statements.

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There have been no changes in or disagreements with the Funds’ accountants.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by the report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a). Under the Investment Advisory Agreement, in exchange for a single unitary management fee from the Funds, the Adviser has agreed to pay all expenses incurred by each Fund, including Trustee compensation, except for certain excluded expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Return Stacked® Bonds & Managed Futures ETF

Return Stacked® Global Stocks & Bonds ETF

Return Stacked® U.S. Stocks & Managed Futures ETF

Return Stacked® Bonds & Futures Yield ETF

Return Stacked® U.S. Equity & Futures Yield ETF

Return Stacked® Bonds & Merger Arbitrage ETF

(the “Return Stacked® ETFs”)

APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS AND BOARD CONSIDERATIONS

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on November 6-7, 2024, the Board of Trustees (the “Board”) of Tidal Trust II (the “Trust”) considered the approval of:

·	the Investment Advisory Agreement (each, an “Advisory Agreement”) between Tidal Investments LLC (the “Adviser”) and the Trust, on behalf of each Fund;
·	a Sub-Advisory Agreement between the Adviser and Newfound Research LLC (“Newfound”) with respect to the Return Stacked® ETFs;

Pursuant to Section 15 of the 1940 Act, the Agreements must be approved by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In preparation for such meeting, the Board requested and reviewed a wide variety of information from the Adviser and the Sub-Adviser.

In reaching its decision, the Board, including the Independent Trustees, considered all factors it believed relevant, including: (i) the nature, extent and quality of the services to be provided to each Fund’s shareholders by the Adviser and Sub-Advisers; (ii) the costs of the services to be provided and the profits to be realized by the Adviser and Sub-Advisers from services to be provided to the Funds, including any fall-out benefits; (iv) comparative fee and expense data for each Fund in relation to other investment companies with similar investment objectives; (v) the extent to which economies of scale would be realized as each Fund grows and whether the advisory fees for the Fund reflects these economies of scale for the benefit of the Fund; and (vi) other financial benefits to the Adviser or Sub-Advisers and their affiliates resulting from services rendered to the Funds. The Board’s review included written and oral information furnished to the Board prior to and at the meeting held on November 6 -7, 2024. Among other things, each of the Adviser and Sub-Advisers provided responses to a detailed series of questions, which included information about the Adviser’s and Sub-Advisers’ operations, service offerings, personnel, compliance program and financial condition. The Board then discussed the written and oral information that it received before the meeting, and the Adviser’s oral presentations and any other information that the Board received at the meeting and deliberated on the renewal of the Agreements in light of this information.

The Independent Trustees were assisted throughout the contract review process by independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the renewal of the Agreements, and the weight to be given to each such factor. The conclusions reached with respect to the Agreements were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to each Fund. The Independent Trustees conferred amongst themselves and independent legal counsel in executive sessions both with and without representatives of management.

Nature, Extent and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under the Advisory Agreement and Sub-Advisory Agreements. In considering the nature, extent and quality of the services to be provided by the Adviser and Sub-Advisers; the Board reviewed the Adviser’s and Sub-Advisers’ compliance infrastructure and its financial strength and resources. The Board also considered the experience of the personnel of the Adviser and Sub-Advisers working with ETFs. The Board also considered other services to be provided to the Funds by the Adviser and Sub-Advisers, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to each Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to each Fund by the Adviser and Sub-Advisers based on their experience, personnel, operations and resources.

Historical Performance. With regard to the Return Stacked ETFs that had commenced operations but were being re-approved due to a change in control of the Sub-Adviser, Newfound Research LLC, the Board considered the investment performance of those Funds and the Adviser. The Board also considered those Funds’ performance against their benchmark index and select peer groups. For the Return Stacked Bonds & Merger Arbitrage ETF, the Board noted that the Fund had not yet commenced operations and that therefore there was no prior performance to review:

Cost of Services Provided, Profitability and Economies of Scale. The Board reviewed the proposed advisory fees for each Fund and compared them to the management fees and total operating expenses of its Peer Group. The Board noted that the comparisons to the total expense ratios were the most relevant comparisons, given the fact that the advisory fee for each Fund is a “unified fee.”

The Board noted the importance of the fact that the proposed advisory fee for each Fund is a “unified fee,” meaning that the shareholders of the Fund pay no expenses except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 Act, as amended (the “1940 Act”), litigation expenses, non-routine or extraordinary expenses, and the unitary management fee payable to the Adviser. The Board also noted that the Adviser was responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses (except as noted above) out of its own fees and resources. The Board further noted that because the Funds are new, it was difficult to estimate the profitability of each Fund to the Adviser. The Board, however, considered collateral or “fall-out” benefits that the Adviser and its affiliates may derive as a result of their relationship with the Funds.

The Board noted that because the Funds are new, it also was difficult to estimate whether the Fund would experience economies of scale. The Board noted that the Adviser will review expenses as each Fund’s assets grow. The Board determined to evaluate economies of scale on an ongoing basis if the Funds achieved asset growth.

The Board also reviewed the proposed sub-advisory fee paid to the Sub-Adviser, where applicable, for their services. The Board considered each of these fees in light of the services being provided. The Board determined that the proposed fees reflected an appropriate allocation of the advisory fee paid to the Adviser and the Sub-Adviser given the work performed by each firm. The Board also considered that each Fund had one or more sponsors, who had agreed to assume the payment of any fund expenses above the level of the unitary fee. The Board considered that pursuant to these arrangements, if fund expenses, including a payment to the Adviser of a certain amount, fall below the level of the unitary fee, the Adviser would pay any remaining portion of the unitary fee to the respective sponsor out of its profits. The Board concluded that the proposed fees for each Fund were reasonable in light of the services rendered.

The Board also considered that the sub-advisory fees paid to the Sub-Advisers is paid out of the Adviser’s unified fee and represents an arm’s-length negotiation between the Adviser and the Sub-Advisers. For these reasons, the Trustees determined that the profitability to the Sub-Advisers from respective relationships with the respective Funds was not a material factor in their deliberations with respect to consideration of approval of the Sub-Advisory Agreements. The Board considered that, because these fees are paid by the Adviser out of its unified fee, any economies of scale would not benefit shareholders and, thus, were not relevant for the consideration of the approval of the sub-advisory fee.

Conclusion. No single factor was determinative to the decision of the Board. Based on the Board’s deliberations and its evaluation of the information described above and such other matters as were deemed relevant, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of each Advisory Agreement and Sub-Advisory Agreement are fair and reasonable; (b) concluded that each of the Adviser’s and Sub-Adviser’s fees are reasonable in light of the services that the Adviser and Sub-Advisers will provide to each Fund; and (c) agreed to approve the Agreement for an initial term of two years.

Return Stacked US Stocks & Gold/Bitcoin ETF (the “Return Stacked ETF”)

APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS AND BOARD CONSIDERATIONS

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on April 4, 2025, the Board of Trustees (the “Board”) of Tidal Trust II (the “Trust”) considered the approval of:

-     the Investment Advisory Agreement (the “Advisory Agreement”) between Tidal Investments LLC (the “Adviser”) and the Trust, on behalf of the Return Stacked ETF1;

-     an Investment Sub-Advisory Agreement (“Sub-Advisory Agreement”) between the Adviser and Newfound Research LLC (“Newfound”), with respect to the Return Stacked ETF;

-     a Futures Trading Sub-Advisory Agreement (“Futures Trading Sub-Advisory Agreement) between the Adviser and ReSolve Asset Management (“ReSolve”), with respect to the Return Stacked ETF2;

Pursuant to Section 15 of the 1940 Act, the Agreements must be approved by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. It is noted that in accordance with the SEC’s temporary exemptive relief for in-person approvals, these approvals shall be ratified at the next in-person Board meeting.

In preparation for such meeting, the Board requested and reviewed a wide variety of information from the Adviser and Sub-Adviser.

In reaching its decision, the Board, including the Independent Trustees, considered all factors it believed relevant, including: (i) the nature, extent and quality of the services to be provided to the Fund’s shareholders by the Adviser and Sub-Advisers; (ii) the costs of the services to be provided and the profits to be realized by the Adviser and Sub-Advisers from services to be provided to the Fund, including any fall-out benefits; (iv) comparative fee and expense data for the Fund in relation to other investment companies with similar investment objectives; (v) the extent to which economies of scale would be realized as the Fund grows and whether the advisory fees for the Fund reflects these economies of scale for the benefit of the Fund; and (vi) other financial benefits to the Adviser or Sub-Advisers and their affiliates resulting from services rendered to the Fund. The Board’s review included written and oral information furnished to the Board prior to and at the meeting held on April 4, 2025. Among other things, each of the Adviser and Sub-Advisers provided responses to a detailed series of questions, which included information about the Adviser’s and Sub-Advisers’ operations, service offerings, personnel, compliance program and financial condition. The Board then discussed the written and oral information that it received before the meeting, and the Adviser’s oral presentations and any other information that the Board received at the meeting and deliberated on the renewal of the Agreements in light of this information.

The Independent Trustees were assisted throughout the contract review process by independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the renewal of the Agreements, and the weight to be given to each such factor. The conclusions reached with respect to the Agreements were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund. The Independent Trustees conferred amongst themselves and independent legal counsel in executive sessions both with and without representatives of management.

Nature, Extent and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under the Advisory Agreement and Sub-Advisory Agreements. In considering the nature, extent and quality of the services to be provided by the Adviser and Sub-Advisers, the Board reviewed the Adviser’s and Sub-Advisers’ compliance infrastructure and its financial strength and resources. The Board also considered the experience of the personnel of the Adviser, and Sub-Advisers working with ETFs. The Board also considered other services to be provided to the Funds by the Adviser and Sub-Advisers, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Fund by the Adviser and Sub-Advisers based on their experience, personnel, operations and resources.

Historical Performance. The Board noted that the Fund had not yet commenced operations and that therefore there was no prior performance to review.

Cost of Services Provided, Profitability and Economies of Scale. The Board reviewed the proposed advisory fees for the Fund and compared them to the management fees and total operating expenses of its Peer Group. The Board noted that the comparisons to the total expense ratios were the most relevant comparisons, given the fact that the advisory fee for the Fund is a “unified fee.”

The Board noted the importance of the fact that the proposed advisory fee for the Fund is a “unified fee,” meaning that the shareholders of the Fund pay no expenses except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 Act, as amended (the “1940 Act”), litigation expenses, non-routine or extraordinary expenses, and the unitary management fee payable to the Adviser. The Board also noted that the Adviser was responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses (except as noted above) out of its own fees and resources. The Board further noted that because the Fund is new, it was difficult to estimate the profitability of the Fund to the Adviser. The Board, however, considered collateral or “fallout” benefits that the Adviser and its affiliates may derive as a result of their relationship with the Fund. The Board did note that neither the Adviser nor Resolve receive any additional compensation for serving as investment adviser and investment sub-adviser to the Return Stacked Cayman Subsidiary.

The Board noted that because the Fund is new, it also was difficult to estimate whether the Fund would experience economies of scale. The Board noted that the Adviser will review expenses as the Fund’s assets grow. The Board determined to evaluate economies of scale on an ongoing basis if the Fund achieved asset growth.

The Board also reviewed the proposed sub-advisory fee paid to each Sub-Adviser for their services. The Board considered each of these fees in light of the services being provided. The Board determined that the proposed fees reflected an appropriate allocation of the advisory fee paid to the Adviser and each Sub-Adviser given the work performed by each firm. The Board also considered that Newfound Research LLC and ReSolve Asset Management, Inc, were acting as sponsors to the Return Stacked ETF, and that the sponsors had agreed to assume the payment of any fund expenses above the level of the unitary fee. The Board considered that pursuant to these arrangements, if fund expenses, including a payment to the Adviser of a certain amount, fall below the level of the unitary fee, the Adviser would pay any remaining portion of the unitary fee to the respective sponsor out of its profits. The Board concluded that the proposed fees for the Fund were reasonable in light of the services rendered.

The Board also considered that the sub-advisory fees paid to the Sub-Advisers is paid out of the Adviser’s unified fee and represents an arm’s-length negotiation between the Adviser and the Sub-Advisers. For these reasons, the Trustees determined that the profitability to the Sub-Advisers from respective relationships with the respective Funds was not a material factor in their deliberations with respect to consideration of approval of the Sub-Advisory Agreements. The Board considered that, because these fees are paid by the Adviser out of its unified fee, any economies of scale would not benefit shareholders and, thus, were not relevant for the consideration of the approval of the sub-advisory fee.

Conclusion. No single factor was determinative to the decision of the Board. Based on the Board’s deliberations and its evaluation of the information described above and such other matters as were deemed relevant, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of the Advisory Agreement and Sub-Advisory Agreements are fair and reasonable; (b) concluded that each of the Adviser’s and Sub-Adviser’s fees are reasonable in light of the services that the Adviser and Sub-Advisers will provide to the Fund; and (c) agreed to approve the Agreement for an initial term of two years.

1   Includes the Advisory Agreement for the Cayman Subsidiary.

2   Includes the Futures Trading Sub-Advisory Agreement for the Cayman Subsidiary.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable

(b) Not Applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not appllicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal Trust II

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, Principal Executive Officer

Date	October 7, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, Principal Executive Officer

Date	October 7, 2025

By (Signature and Title)*	/s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date	October 7, 2025

* Print the name and title of each signing officer under his or her signature.